2002

Nationwide(R) Variable Account - 8
June 30, 2002


[THE BEST OF AMERICA(R) LOGO]

                               SEMI-ANNUAL REPORT





                                                     [NATIONWIDE LOGO]
                                               Nationwide Life Insurance Company
                                                 Home Office: Columbus, Ohio

                               [NATIONWIDE LOGO]
                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220


                                    [PHOTO]

                            PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 2002 semi-annual report of the Nationwide Variable Account-8.

Much has been written and reported recently about the breakdown of ethics and integrity of U.S. Corporations. While we avoid passing judgement, publicly known facts of the recent failures offer grim indictments that are as inexcusable as they are sensational. It is no small wonder that public confidence has been rattled. We at Nationwide acknowledge our responsibility to adhere to the highest ethical standards in every aspect of our corporate behavior. We emphasize and promote our corporate values throughout our organization and endeavor to demonstrate them daily in all our affairs. We know that we will be judged by our actions, not our words. We know also that it is going to take the collective right actions of the entire business community to regain the public trust. We ask that you watch us as we do our part.

It continues to be a challenging market for equity investors. Investor trepidation and uncertainty about corporate earnings contribute to the disconnect of the equity markets from the more sanguine economic environment. We believe this will be corrected over time. If history is any guide, we know that a bear market has preceded every bull market, and that neither is perpetual.

Nationwide continues to invest in new products and improved service delivery to help you meet your financial planning and retirement savings needs. We sincerely appreciate your confidence in Nationwide, and in our life insurance and annuity products. Be assured that your personal satisfaction with our products and service is our foremost PRIORITY.
                                /s/ Joseph J. Gasper
                             ---------------------------
                             Joseph J. Gasper, President
                                  August 15, 2002

HOW TO READ THE SEMI-ANNUAL REPORT

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those avail- able in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-8. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.bestofamerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE SEMI-ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2002. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 33. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 8 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

THE STATEMENTS OF OPERATIONS show income and expenses to the variable account from INVESTMENT ACTIVITY for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

THE STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes INVESTMENT ACTIVITY for income and expenses shown on the STATEMENTS OF OPERATION. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub- account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 27, provide further disclosures about the variable account and its underlying contract provisions.

                        NATIONWIDE VARIABLE ACCOUNT-8

         STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                 JUNE 30,2002
                                 (UNAUDITED)

ASSETS:
  Investments at fair value:

     American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
       370,123 shares (cost $2,672,631) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $   2,124,507
     American Century VP - International Fund - Class I (ACVPInt)
       1,016,834 shares (cost $10,801,839)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      6,355,209
     American Century VP - International Fund - Class III (ACVPInt3)
       13,213 shares (cost $83,182)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  .         82,580
     American Century VP - Ultra Fund - Class I (ACVPUltra)
       127 shares (cost $1,165) . . . . . . . . . . . . . . . . . . . . . . . . . . . .  . . . . . . . . . . .  .          1,065
     American Century VP - Value Fund - Class I (ACVPVal)
       717,627 shares (cost $4,863,507) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      4,829,627
     Comstock GVIT Value Fund - Class I (ComGVITVal)
       91,763 shares (cost $1,163,488) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       812,103
     Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)
       17,476 shares (cost $204,787) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       202,202
     Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)
       616,254 shares (cost $8,198,286) . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . . . .     7,777,130
     Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
       211,019 shares (cost $7,917,824) . . . . . . . . . . . . . . . . . . . .  . . . . . . . . . . . . . . . . .     4,663,523
     Dreyfus VIF - Appreciation Portfolio (DryVIFApp)
       122,225 shares (cost $4,697,659) . . . . . . . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . .     3,903,861
     Federated GVIT High Income Bond Fund - Class I (FGVITHiInc)
       89,215 shares (cost $706,727)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .  . . . . . . . . . .       635,209
     Federated IS - Federated Quality Bond Fund II-Primary Shares (FedQualBd)
       396,961 shares (cost $4,263,031) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .. . . . . . .     4,362,604
     Fidelity(R) VIP - Equity-Income Portfolio: Service Class (FidVIPEIS)
       564,342 shares (cost $13,183,877) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    11,546,433
     Fidelity(R) VIP - Growth Portfolio: Service Class (FidVIPGrS)
       842,989 shares (cost $39,840,938) . . . . . . . . . . . . . . . . . . . . . . . . .  . .. . . . . . . . . .    22,752,269
     Fidelity(R) VIP - High Income Portfolio: Service Class (FidVIPHIS)
       266,672 shares (cost $2,092,655) . . . . . . . . . . . . . . . . . . . . . . . . . . .  . . . . . . . . . .     1,456,029
     Fidelity(R) VIP - Overseas Portfolio: Service Class (FidVIPOvS)
       213,839 shares (cost $4,556,996) . . . . . . . . . . . . . . . . . . . . . . . . . . .. .  . . . . . . .  .     2,863,297
     Fidelity(R) VIP - Overseas Portfolio: Service Class R (FidVIPOvSR)
       5,550 shares (cost $76,931)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .  . . . . . . . . . . .        74,258
     Fidelity(R) VIP II - Contrafund Portfolio: Service Class (FidVIPConS)
       795,222 shares (cost $19,325,781) . . . . . . . . . . . . . . . . . . . . . . . . .  .  . . . . . . . . . .    15,705,635

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-8

Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class (FidVIPGrOpS)
  181,380 shares (cost $3,505,979)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       2,356,125
Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
  1,771 shares (cost $13,898) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          12,222
Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3)
  13,544 shares (cost $106,432) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          93,456
Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
  1,665 shares (cost $6,576)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,727
Gartmore GVIT Global Technology and Communications Fund - Class III (GVITGlTech3)
  8 shares (cost $27) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              23
Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
  1,309,707 shares (cost $15,109,854) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      15,533,130
Gartmore GVIT Growth Fund - Class I (GVITGrowth)
  142,706 shares (cost $2,796,536)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,247,254
Gartmore GVIT ID Conservative Fund (GVITIDCon)
  7,981 shares (cost $79,495) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          79,251
Gartmore GVIT ID Moderate Fund (GVITIDMod)
  40,106 shares (cost $393,606) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         384,216
Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
  17,448 shares (cost $168,502) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         165,062
Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
  45,462 shares (cost $451,755) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         444,168
Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
  1,376 shares (cost $8,400)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           7,814
Gartmore GVIT International Growth Fund - Class III (GVITIntGro3)
  289 shares (cost $1,678)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,642
Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
  15,684,452 shares (cost $15,684,452)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      15,684,452
Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
  137,372 shares (cost $2,424,056)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,601,757
Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
  319,830 shares (cost $3,271,179)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       2,836,893
Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
  224,895 shares (cost $4,833,709)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       4,009,869
Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
  1,143,249 shares (cost $15,963,401)   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      10,597,917
Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)
  90,384 shares (cost $1,150,705) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         782,726
Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
  150,903 shares (cost $4,098,668)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       2,879,223
Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2)
  9,422 shares (cost $30,466) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          27,419

     Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
       393,382 shares (cost $2,765,682) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,129,006
     Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2)
       1,745 shares (cost $37,730)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 35,681
     Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
       114,143 shares (cost $3,478,094) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,327,374
     Nationwide GVIT Strategic Value Fund - Class I (NWGVITStrVal)
       15,463 shares (cost $157,841)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                127,263
     Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
       42,773 shares (cost $670,350)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                552,632
     Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
       224,445 shares (cost $5,449,840) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              3,148,963
     Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
       51,544 shares (cost $796,262)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  . .                 698,425
     Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
       189,441 shares (cost $14,220,940) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               6,346,261
     Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
       373,831 shares (cost $17,327,358) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              10,994,364
     Oppenheimer Main Street Growth & Income Fund/VA - Initial Class (OppMSGrInc)
       673,471 shares (cost $14,834,218) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              11,812,679
     Salomon Brothers VSF Inc. Capital Fund (SalBrCap)
       1,087,391 shares (cost $16,591,384)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               13,864,236
     Salomon Brothers VSF Inc. High Yield Bond Fund (SalBrHYBd)
       244,950 shares (cost $2,153,175) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                1,971,844
     Salomon Brothers VSF Inc. Investors Fund (SalBrInv)
       557,744 shares (cost $7,379,598) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                6,224,428
     Salomon Brothers VSF Inc. Total Return Fund (SalBrTotRet)
       344,125 shares (cost $3,628,951) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                3,430,929
     Strong GVIT Mid Cap Growth Fund - Class I (SGVITMdCpGr)
       190,339 shares (cost $3,874,928) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                1,682,599
     Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
       143,005 shares (cost $1,770,964) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                1,241,285
     Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
       11,652 shares (cost $134,291)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  135,048
     Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt)
       52,283 shares (cost $390,186)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  363,369
     Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst)
       68,058 shares (cost $826,483)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .  . . . .                 907,898
                                                                                                                --------------
          Total investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .. . . . . .             215,891,171
  Accounts receivable . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  . . . . . . . . .                  22,824
                                                                                                                --------------
          Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             215,913,995
ACCOUNTS PAYABLE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  -
                                                                                                                --------------
CONTRACT OWNERS' EQUITY (NOTE 4) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $  215,913,995
                                                                                                                ===============


See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF OPERATIONS
SIX MONTH PERIOD ENDED JUNE 30, 2002
(UNAUDITED)

                                                      TOTAL          ACVPIncGr       ACVPInt         ACVPInt3       ACVPUltra
                                                  ------------    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
Reinvested dividends ..........................   $  1,526,693          22,843          50,147            --              --
Mortality and expense risk charges (note 2) ...     (1,596,161)        (16,363)        (47,145)            (76)             (2)
                                                  ------------    ------------    ------------    ------------    ------------
  Net investment activity .....................        (69,468)          6,480           3,002             (76)             (2)
                                                  ------------    ------------    ------------    ------------    ------------

Proceeds from mutual funds shares sold ........     14,373,283         210,449         684,728             167               2
Cost of mutual fund shares sold ...............    (20,510,945)       (268,433)     (1,476,854)           (168)             (2)
                                                  ------------    ------------    ------------    ------------    ------------
  Realized gain (loss) on investments .........     (6,137,662)        (57,984)       (792,126)             (1)           --
Change in unrealized gain (loss)
  on investments ..............................    (17,690,545)       (222,099)        421,589            (601)            (99)
                                                  ------------    ------------    ------------    ------------    ------------
  Net gain (loss) on investments ..............    (23,828,207)       (280,083)       (370,537)           (602)            (99)
                                                  ------------    ------------    ------------    ------------    ------------
Reinvested capital gains ......................        653,225            --              --              --              --
                                                  ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........   $(23,244,450)       (273,603)       (367,535)           (678)           (101)
                                                  ============    ============    ============    ============    ============



                                                        ACVPVal       ComGVITVal        CSLCapV
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
Reinvested dividends ..........................            35,720           6,047            --
Mortality and expense risk charges (note 2) ...           (31,250)         (6,477)         (1,502)
                                                     ------------    ------------    ------------
  Net investment activity .....................             4,470            (430)         (1,502)
                                                     ------------    ------------    ------------

Proceeds from mutual funds shares sold ........           166,943          42,519           1,723
Cost of mutual fund shares sold ...............          (136,090)        (56,082)         (1,575)
                                                     ------------    ------------    ------------
  Realized gain (loss) on investments .........            30,853         (13,563)            148
Change in unrealized gain (loss)
  on investments ..............................          (498,258)       (127,775)        (21,681)
                                                     ------------    ------------    ------------
  Net gain (loss) on investments ..............          (467,405)       (141,338)        (21,533)
                                                     ------------    ------------    ------------
Reinvested capital gains ......................           231,117            --              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........          (231,818)       (141,768)        (23,035)
                                                     ============    ============    ============







                                                  DryMidCapIx       DrySRGro        DryVIFApp      FGVITHiInc      FedQualBd
                                                  ------------    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
Reinvested dividends ..........................   $     11,641             384             282          25,695         139,793
Mortality and expense risk charges (note 2) ...        (56,930)        (39,157)        (30,433)         (4,279)        (27,743)
                                                  ------------    ------------    ------------    ------------    ------------
  Net investment activity .....................        (45,289)        (38,773)        (30,151)         21,416         112,050
                                                  ------------    ------------    ------------    ------------    ------------

Proceeds from mutual funds shares sold ........        297,954         478,196         359,778          36,363         133,144
Cost of mutual fund shares sold ...............       (280,021)       (755,010)       (408,764)        (43,289)       (119,509)
                                                  ------------    ------------    ------------    ------------    ------------
  Realized gain (loss) on investments .........         17,933        (276,814)        (48,986)         (6,926)         13,635
Change in unrealized gain (loss)
  on investments ..............................       (373,431)       (742,248)       (331,168)        (22,662)       (101,528)
                                                  ------------    ------------    ------------    ------------    ------------
  Net gain (loss) on investments ..............       (355,498)     (1,019,062)       (380,154)        (29,588)        (87,893)
                                                  ------------    ------------    ------------    ------------    ------------
Reinvested capital gains ......................         27,230            --              --              --            52,306
                                                  ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........   $   (373,557)     (1,057,835)       (410,305)         (8,172)         76,463
                                                  ============    ============    ============    ============    ============


                                                     FidVIPEIS       FidVIPGrS       FidVIPHIS
                                                   ------------    ------------    ------------
INVESTMENT ACTIVITY:
Reinvested dividends ..........................         179,834          35,518         159,549
Mortality and expense risk charges (note 2) ...         (83,936)       (191,134)        (10,591)
                                                   ------------    ------------    ------------
  Net investment activity .....................          95,898        (155,616)        148,958
                                                   ------------    ------------    ------------

Proceeds from mutual funds shares sold ........         570,054       1,697,089          85,770
Cost of mutual fund shares sold ...............        (563,708)     (2,946,195)       (146,797)
                                                   ------------    ------------    ------------
  Realized gain (loss) on investments .........           6,346      (1,249,106)        (61,027)
Change in unrealized gain (loss)
  on investments ..............................      (1,215,495)     (4,402,740)       (164,185)
                                                   ------------    ------------    ------------
  Net gain (loss) on investments ..............      (1,209,149)     (5,651,846)       (225,212)
                                                   ------------    ------------    ------------
Reinvested capital gains ......................         259,173            --              --
                                                   ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........        (854,078)     (5,807,462)        (76,254)
                                                   ============    ============    ============


NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIOD ENDED JUNE 30, 2002
(UNAUDITED)

                                                    FidVIPOvS      FidVIPOvSR      FidVIPConS     FidVIPGrOpS     GVITEmMrkts
                                                  ------------    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
Reinvested dividends ..........................   $     21,061            --           117,552          23,301               6
Mortality and expense risk charges (note 2) ...        (21,880)           (123)       (116,496)        (19,098)            (77)
                                                  ------------    ------------    ------------    ------------    ------------
  Net investment activity .....................           (819)           (123)          1,056           4,203             (71)
                                                  ------------    ------------    ------------    ------------    ------------

Proceeds from mutual funds shares sold ........        345,830             192       1,302,569         273,880              80
Cost of mutual fund shares sold ...............       (628,735)           (203)     (1,762,931)       (400,711)            (84)
                                                  ------------    ------------    ------------    ------------    ------------
  Realized gain (loss) on investments .........       (282,905)            (11)       (460,362)       (126,831)             (4)
                                                  ------------    ------------    ------------    ------------    ------------
Change in unrealized gain (loss)
  on investments ..............................        182,611          (2,672)        220,135        (269,703)           (817)
                                                  ------------    ------------    ------------    ------------    ------------
  Net gain (loss) on investments ..............       (100,294)         (2,683)       (240,227)       (396,534)           (821)
                                                  ------------    ------------    ------------    ------------    ------------
Reinvested capital gains ......................           --              --              --              --              --
                                                  ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........   $   (101,113)         (2,806)       (239,171)       (392,331)           (892)
                                                  ============    ============    ============    ============    ============

                                                     GVITEmMrkts3     GVITGlTech      GVITGlTech3
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
Reinvested dividends ..........................                89              37            --
Mortality and expense risk charges (note 2) ...              (135)            (71)           --
                                                     ------------    ------------    ------------
  Net investment activity .....................               (46)            (34)           --
                                                     ------------    ------------    ------------

Proceeds from mutual funds shares sold ........               120           5,840            --
Cost of mutual fund shares sold ...............              (127)        (10,615)           --
                                                     ------------    ------------    ------------
  Realized gain (loss) on investments .........                (7)         (4,775)           --
                                                     ------------    ------------    ------------
Change in unrealized gain (loss)
  on investments ..............................           (12,975)          1,275              (3)
                                                     ------------    ------------    ------------
  Net gain (loss) on investments ..............           (12,982)         (3,500)             (3)
                                                     ------------    ------------    ------------
Reinvested capital gains ......................              --              --              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........           (13,028)         (3,534)             (3)
                                                     ============    ============    ============




                                                    GVITGvtBd      GVITGrowth      GVITIDCon       GVITIDMod      GVITIDModAgg
                                                  ------------    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
Reinvested dividends ..........................   $    335,012            --               253           1,768             709
Mortality and expense risk charges (note 2) ...        (99,239)        (10,187)            (31)           (300)           (197)
                                                  ------------    ------------    ------------    ------------    ------------
  Net investment activity .....................        235,773         (10,187)            222           1,468             512
                                                  ------------    ------------    ------------    ------------    ------------

Proceeds from mutual funds shares sold ........        611,199          94,131              29           2,046          54,118
Cost of mutual fund shares sold ...............       (565,927)       (237,400)            (30)         (2,177)        (59,000)
                                                  ------------    ------------    ------------    ------------    ------------
  Realized gain (loss) on investments .........         45,272        (143,269)             (1)           (131)         (4,882)
Change in unrealized gain (loss)
  on investments ..............................        203,333        (121,580)           (243)         (9,390)         (3,439)
                                                  ------------    ------------    ------------    ------------    ------------
  Net gain (loss) on investments ..............        248,605        (264,849)           (244)         (9,521)         (8,321)
                                                  ------------    ------------    ------------    ------------    ------------
Reinvested capital gains ......................         14,987            --              --                 1               8
                                                  ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........   $    499,365        (275,036)            (22)         (8,052)         (7,801)
                                                  ============    ============    ============    ============    ============



                                                     GVITIDModCon     GVITIntGro      GVITIntGro3
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
Reinvested dividends ..........................            1,627            --              --
Mortality and expense risk charges (note 2) ...             (568)            (55)             (1)
                                                     ------------    ------------    ------------
  Net investment activity .....................            1,059             (55)             (1)
                                                     ------------    ------------    ------------

Proceeds from mutual funds shares sold ........              497           2,135               1
Cost of mutual fund shares sold ...............             (499)         (2,593)             (1)
                                                     ------------    ------------    ------------
  Realized gain (loss) on investments .........               (2)           (458)           --
Change in unrealized gain (loss)
  on investments ..............................           (7,586)           (209)            (35)
                                                     ------------    ------------    ------------
  Net gain (loss) on investments ..............           (7,588)           (667)            (35)
                                                     ------------    ------------    ------------
Reinvested capital gains ......................                2            --              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........           (6,527)           (722)            (36)
                                                    ============    ============    ============



                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIOD ENDED JUNE 30, 2002
(UNAUDITED)

                                                    GVITMyMkt     GVITSmCapGr     GVITSmCapVal     GVITSmComp      GVITTotRt
                                                  ------------    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
Reinvested dividends ..........................   $     91,720            --              --              --            35,134
Mortality and expense risk charges (note 2) ...       (103,018)        (12,890)        (21,651)        (29,219)        (77,704)
                                                  ------------    ------------    ------------    ------------    ------------
  Net investment activity .....................        (11,298)        (12,890)        (21,651)        (29,219)        (42,570)
                                                  ------------    ------------    ------------    ------------    ------------

Proceeds from mutual funds shares sold ........      2,640,425         192,946         317,282         198,745         235,625
Cost of mutual fund shares sold ...............     (2,640,425)       (367,022)       (328,204)       (269,816)       (415,004)
                                                  ------------    ------------    ------------    ------------    ------------
  Realized gain (loss) on investments .........           --          (174,076)        (10,922)        (71,071)       (179,379)
Change in unrealized gain (loss)
  on investments ..............................           --          (217,826)       (462,773)       (110,103)       (533,439)
                                                  ------------    ------------    ------------    ------------    ------------
  Net gain (loss) on investments ..............           --          (391,902)       (473,695)       (181,174)       (712,818)
                                                  ------------    ------------    ------------    ------------    ------------
Reinvested capital gains ......................           --              --            68,401            --              --
                                                  ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........   $    (11,298)       (404,792)       (426,945)       (210,393)       (755,388)
                                                  ============    ============    ============    ============    ============


                                                      GVITWLead       JanCapAp        JanGlTechS2
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
Reinvested dividends ..........................             8,946           6,030            --
Mortality and expense risk charges (note 2) ...            (5,724)        (20,761)            (49)
                                                     ------------    ------------    ------------
  Net investment activity .....................             3,222         (14,731)            (49)
                                                     ------------    ------------    ------------

Proceeds from mutual funds shares sold ........            54,312         142,828              20
Cost of mutual fund shares sold ...............           (81,770)       (228,416)            (21)
                                                     ------------    ------------    ------------
  Realized gain (loss) on investments .........           (27,458)        (85,588)             (1)
Change in unrealized gain (loss)
  on investments ..............................           (28,893)       (140,104)         (3,047)
                                                     ------------    ------------    ------------
  Net gain (loss) on investments ..............           (56,351)       (225,692)         (3,048)
                                                     ------------    ------------    ------------
Reinvested capital gains ......................              --              --              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........           (53,129)       (240,423)         (3,097)
                                                     ============    ============    ============




                                                    JanGlTech     JanIntGroS2      JanIntGro      NWGVITStrVal     NBAMTGuard
                                                  ------------    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
Reinvested dividends ..........................   $       --                25           8,741            --             3,914
Mortality and expense risk charges (note 2) ...         (9,993)            (52)        (18,436)         (1,256)         (4,318)
                                                  ------------    ------------    ------------    ------------    ------------
  Net investment activity .....................         (9,993)            (27)         (9,695)         (1,256)           (404)
                                                  ------------    ------------    ------------    ------------    ------------

Proceeds from mutual funds shares sold ........        112,964              74         250,108          55,052          47,780
Cost of mutual fund shares sold ...............       (308,478)            (79)       (424,461)        (59,389)        (49,949)
                                                  ------------    ------------    ------------    ------------    ------------
  Realized gain (loss) on investments .........       (195,514)             (5)       (174,353)         (4,337)         (2,169)
Change in unrealized gain (loss)
  on investments ..............................       (293,209)         (2,049)       (170,271)        (20,502)        (72,962)
                                                  ------------    ------------    ------------    ------------    ------------
  Net gain (loss) on investments ..............       (488,723)         (2,054)       (344,624)        (24,839)        (75,131)
                                                  ------------    ------------    ------------    ------------    ------------
Reinvested capital gains ......................           --              --              --              --              --
                                                  ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........   $   (498,716)         (2,081)       (354,319)        (26,095)        (75,535)
                                                  ============    ============    ============    ============    ============

                                                      NBAMTMCGr       NBAMTPart       OppAggGro
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
Reinvested dividends ..........................             --             2,849          44,646
Mortality and expense risk charges (note 2) ...          (24,842)         (4,427)        (50,185)
                                                     ------------    ------------    ------------
  Net investment activity .....................          (24,842)         (1,578)         (5,539)
                                                     ------------    ------------    ------------

Proceeds from mutual funds shares sold ........          208,113          16,641         529,871
Cost of mutual fund shares sold ...............         (414,680)        (17,968)     (1,497,180)
                                                     ------------    ------------    ------------
  Realized gain (loss) on investments .........         (206,567)         (1,327)       (967,309)
Change in unrealized gain (loss)
  on investments ..............................         (450,361)        (72,708)       (439,333)
                                                     ------------    ------------    ------------
  Net gain (loss) on investments ..............         (656,928)        (74,035)     (1,406,642)
                                                     ------------    ------------    ------------
Reinvested capital gains ......................             --              --              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........         (681,770)        (75,613)     (1,412,181)
                                                    ============    ============    ============





NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIOD ENDED JUNE 30, 2002
(UNAUDITED)

                                                    OppCapAp       OppMSGrInc       SalBrCap       SalBrHYBd        SalBrInv
                                                  ------------    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
Reinvested dividends ..........................   $     67,591          84,787            --              --              --
Mortality and expense risk charges (note 2) ...        (87,434)        (86,709)       (107,163)        (13,297)        (46,797)
                                                  ------------    ------------    ------------    ------------    ------------
  Net investment activity .....................        (19,843)         (1,922)       (107,163)        (13,297)        (46,797)
                                                  ------------    ------------    ------------    ------------    ------------

Proceeds from mutual funds shares sold ........        391,832         325,294         322,301          65,055         299,840
Cost of mutual fund shares sold ...............       (609,240)       (426,664)       (313,823)        (71,239)       (299,395)
                                                  ------------    ------------    ------------    ------------    ------------
  Realized gain (loss) on investments .........       (217,408)       (101,370)          8,478          (6,184)            445
Change in unrealized gain (loss)
  on investments ..............................     (2,476,301)       (886,247)     (2,551,076)        (19,993)       (910,631)
                                                  ------------    ------------    ------------    ------------    ------------
  Net gain (loss) on investments ..............     (2,693,709)       (987,617)     (2,542,598)        (26,177)       (910,186)
                                                  ------------    ------------    ------------    ------------    ------------
Reinvested capital gains ......................           --              --              --              --              --
                                                  ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........   $ (2,713,552)       (989,539)     (2,649,761)        (39,474)       (956,983)
                                                  ============    ============    ============    ============    ============


                                                       SalBrTotRet    SGVITMdCpGr     TurnGVITGro
                                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
Reinvested dividends ..........................               189            --              --
Mortality and expense risk charges (note 2) ...           (22,769)        (14,252)            (14)
                                                     ------------    ------------    ------------
  Net investment activity .....................           (22,580)        (14,252)            (14)
                                                     ------------    ------------    ------------

Proceeds from mutual funds shares sold ........           200,558         182,616           3,171
Cost of mutual fund shares sold ...............          (197,259)       (427,312)         (3,528)
                                                     ------------    ------------    ------------
  Realized gain (loss) on investments .........             3,299        (244,696)           (357)
Change in unrealized gain (loss)
  on investments ..............................          (149,106)       (285,971)           (403)
                                                     ------------    ------------    ------------
  Net gain (loss) on investments ..............          (145,807)       (530,667)           (760)
                                                     ------------    ------------    ------------
Reinvested capital gains ......................              --              --              --
                                                     ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........          (168,387)       (544,919)           (774)
                                                     ============    ============    ============





                                                   VEWrldEMkt      VEWrldHAs        VKEmMkt       VKUSRealEst
                                                  ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
Reinvested dividends ..........................   $      2,260             993            --              --
Mortality and expense risk charges (note 2) ...         (9,191)           (926)         (2,624)         (4,984)
                                                  ------------    ------------    ------------    ------------
  Net investment activity .....................         (6,931)             67          (2,624)         (4,984)
                                                  ------------    ------------    ------------    ------------

Proceeds from mutual funds shares sold ........         79,350           6,693          22,323          13,918
Cost of mutual fund shares sold ...............       (144,545)         (6,774)        (22,440)        (12,334)
                                                  ------------    ------------    ------------    ------------
  Realized gain (loss) on investments .........        (65,195)            (81)           (117)          1,584
Change in unrealized gain (loss)
  on investments ..............................        149,818          10,371             443          69,810
                                                  ------------    ------------    ------------    ------------
  Net gain (loss) on investments ..............         84,623          10,290             326          71,394
                                                  ------------    ------------    ------------    ------------
Reinvested capital gains ......................           --              --              --              --
                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........   $     77,692          10,357          (2,298)         66,410
                                                  ============    ============    ============    ============

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                            TOTAL                         ACVPIncGr
                                                  ----------------------------    ----------------------------
                                                       2002           2001            2002            2001
                                                  ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income .......................   $    (69,468)          4,268           6,480           2,874
  Realized gain (loss) on investments .........     (6,137,662)     (2,411,354)        (57,984)        (23,110)
  Change in unrealized gain (loss)
    on investments ............................    (17,690,545)    (23,625,443)       (222,099)        (76,121)
  Reinvested capital gains ....................        653,225       7,320,026            --              --
                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................    (23,244,450)    (18,712,503)       (273,603)        (96,357)
                                                  ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................     19,213,300      45,960,294         236,944         525,038
  Transfers between funds .....................           --              --          (113,024)         63,156
  Redemptions .................................    (12,023,370)     (9,165,316)        (78,364)       (178,173)
  Annuity benefits ............................           --              --              --              --
  Annual contract maintenance charges
    (note 2) ..................................        (23,749)        (13,466)           (219)           (112)
  Contingent deferred sales charges
    (note 2) ..................................       (195,642)       (119,368)         (1,173)         (1,357)
  Adjustments to maintain reserves ............        (11,322)         (1,505)            (31)            (13)
                                                  ------------    ------------    ------------    ------------
      Net equity transactions .................      6,959,217      36,660,639          44,133         408,539
                                                  ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........    (16,285,233)     17,948,136        (229,470)        312,182
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................    232,199,228     211,715,531       2,353,906       2,046,104
                                                  ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $215,913,995     229,663,667       2,124,436       2,358,286
                                                  ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units .............................     24,153,291      19,292,525         260,646         204,714
                                                  ------------    ------------    ------------    ------------
  Units purchased .............................      1,656,007       5,343,015           4,986          63,781
  Units redeemed ..............................     (1,218,514)     (1,902,152)         (1,540)        (21,464)
                                                  ------------    ------------    ------------    ------------
  Ending units ................................     24,590,784      22,733,388         264,092         247,031
                                                  ============    ============    ============    ============

                                                                ACVPInt                       ACVPInt3
                                                     ----------------------------    ----------------------------
                                                          2002           2001           2002              2001
                                                     ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income .......................             3,002         (60,946)            (76)           --
  Realized gain (loss) on investments .........          (792,126)       (172,052)             (1)           --
  Change in unrealized gain (loss)
    on investments ............................           421,589      (3,004,144)           (601)           --
  Reinvested capital gains ....................              --           910,379            --              --
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................          (367,535)     (2,326,763)           (678)           --
                                                     ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................            87,467       1,047,123          29,882            --
  Transfers between funds .....................          (465,560)       (290,260)         56,061            --
  Redemptions .................................          (207,685)       (298,852)         (2,653)           --
  Annuity benefits ............................              --              --              --              --
  Annual contract maintenance charges
    (note 2) ..................................              (797)           (861)             (4)           --
  Contingent deferred sales charges
    (note 2) ..................................            (4,706)         (4,670)            (25)           --
  Adjustments to maintain reserves ............               (35)            (60)           --              --
                                                     ------------    ------------    ------------    ------------
      Net equity transactions .................          (591,316)        452,420          83,261            --
                                                     ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........          (958,851)     (1,874,343)         82,583            --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................         7,313,854      10,905,148            --              --
                                                     ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........         6,355,003       9,030,805          82,583            --
                                                     ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units .............................           872,497         908,394            --              --
                                                     ------------    ------------    ------------    ------------
  Units purchased .............................            10,952         101,375           8,757            --
  Units redeemed ..............................           (84,301)        (61,068)           (255)           --
                                                     ------------    ------------    ------------    ------------
  Ending units ................................           799,148         948,701           8,502            --
                                                     ============    ============    ============    ============




NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                           ACVPUltra                         ACVPVal
                                                  ----------------------------   ----------------------------
                                                      2002            2001           2002            2001
                                                  ------------    ------------   ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income .......................   $         (2)           --            4,470           7,150
  Realized gain (loss) on investments .........           --              --           30,853          19,352
  Change in unrealized gain (loss)
    on investments ............................            (99)           --         (498,258)        113,395
  Reinvested capital gains ....................           --              --          231,117            --
                                                  ------------    ------------   ------------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................           (101)           --         (231,818)        139,897
                                                  ------------    ------------   ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................             91            --          960,747         971,591
  Transfers between funds .....................          1,076            --          388,895         157,678
  Redemptions .................................           --              --         (238,177)       (128,795)
  Annuity benefits ............................           --              --             --              --
  Annual contract maintenance charges
    (note 2) ..................................           --              --             (356)            (18)
  Contingent deferred sales charges
    (note 2) ..................................           --              --           (1,941)           (491)
  Adjustments to maintain reserves ............            (10)           --             (100)              2
                                                  ------------    ------------   ------------    ------------
      Net equity transactions .................          1,157            --        1,109,068         999,967
                                                  ------------    ------------   ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........          1,056            --          877,250       1,139,864
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................           --              --        3,952,319       1,447,110
                                                  ------------    ------------   ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $      1,056            --        4,829,569       2,586,974
                                                  ============    ============   ============    ============


CHANGES IN UNITS:
  Beginning units .............................           --              --          309,733         126,122
                                                  ------------    ------------   ------------    ------------
  Units purchased .............................            116            --           99,947         102,848
  Units redeemed ..............................           --              --          (13,037)        (17,187)
                                                  ------------    ------------   ------------    ------------
  Ending units ................................            116            --          396,643         211,783
                                                  ============    ============   ============    ============

                                                               ComGVITVal                     CSLCapV
                                                   ----------------------------    ----------------------------
                                                       2002            2001            2002            2001
                                                   ============    ============    ============    ============
INVESTMENT ACTIVITY:
  Net investment income .......................            (430)           (708)         (1,502)         (1,636)
  Realized gain (loss) on investments .........         (13,563)        (15,600)            148           1,114
  Change in unrealized gain (loss)
    on investments ............................        (127,775)        (84,794)        (21,681)          5,238
  Reinvested capital gains ....................            --              --              --              --
                                                   ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................        (141,768)       (101,102)        (23,035)          4,716
                                                   ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................          21,505         199,770            --             1,671
  Transfers between funds .....................          (5,652)         (3,411)          2,963           1,034
  Redemptions .................................         (26,468)        (67,348)           --            (1,730)
  Annuity benefits ............................            --              --              --              --
  Annual contract maintenance charges
    (note 2) ..................................             (31)           --              --              --
  Contingent deferred sales charges
    (note 2) ..................................            (970)           (115)           --              --
  Adjustments to maintain reserves ............             (13)            (19)             (2)             (1)
                                                   ------------    ------------    ------------    ------------
      Net equity transactions .................         (11,629)        128,877           2,961             974
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........        (153,397)         27,775         (20,074)          5,690
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................         965,470         975,153         222,269         223,417
                                                   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........         812,073       1,002,928         202,195         229,107
                                                   ============    ============    ============    ============


CHANGES IN UNITS:
  Beginning units .............................         110,991          97,093          20,806          20,814
                                                   ------------    ------------    ------------    ------------
  Units purchased .............................           2,988          20,818             295           1,887
  Units redeemed ..............................          (4,463)         (7,702)           --            (1,895)
                                                   ------------    ------------    ------------    ------------
  Ending units ................................         109,516         110,209          21,101          20,806
                                                   ============    ============    ============    ============



                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                           DryMidCapIx                      DrySRGro
                                                  ----------------------------    ----------------------------
                                                       2002            2001           2002            2001
                                                  ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income .......................   $    (45,289)        (27,507)        (38,773)        (51,472)
  Realized gain (loss) on investments .........         17,933          17,632        (276,814)       (117,497)
  Change in unrealized gain (loss)
    on investments ............................       (373,431)         45,116        (742,248)     (1,049,538)
  Reinvested capital gains ....................         27,230            --              --              --
                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................       (373,557)         35,241      (1,057,835)     (1,218,507)
                                                  ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................        413,327       1,740,902          69,021       1,194,831
  Transfers between funds .....................        131,315         (41,991)       (309,622)       (337,491)
  Redemptions .................................       (306,667)       (297,132)       (161,129)       (218,005)
  Annuity benefits ............................           --              --              --              --
  Annual contract maintenance charges
    (note 2) ..................................           (456)            (59)           (789)           (626)
  Contingent deferred sales charges
    (note 2) ..................................         (3,532)         (2,374)         (2,745)         (2,253)
  Adjustments to maintain reserves ............            (69)            (75)            (64)           (166)
                                                  ------------    ------------    ------------    ------------
      Net equity transactions .................        233,918       1,399,271        (405,328)        636,290
                                                  ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........       (139,639)      1,434,512      (1,463,163)       (582,217)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................      7,916,538       6,067,601       6,126,444       7,633,484
                                                  ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $  7,776,899       7,502,113       4,663,281       7,051,267
                                                  ============    ============    ============    ============


CHANGES IN UNITS:
  Beginning units .............................        612,540         456,755         762,556         725,271
                                                  ------------    ------------    ------------    ------------
  Units purchased .............................         22,773         149,489           9,839         125,568
  Units redeemed ..............................         (6,031)        (41,223)        (67,106)        (65,250)
                                                  ------------    ------------    ------------    ------------
  Ending units ................................        629,282         565,021         705,289         785,589
                                                  ============    ============    ============    ============


                                                           DryVIFApp                      FGVITHiInc
                                                  ----------------------------    ----------------------------
                                                      2002            2001            2002            2001
                                                  ------------    ------------    ------------    ------------

INVESTMENT ACTIVITY:
   Net investment income.......................        (30,151)        (28,623)         21,416          20,094
   Realized gain (loss) on investments.........        (48,986)        (10,513)         (6,926)         (2,404)
   Change in unrealized gain (loss)
      on investments...........................       (331,168)       (261,284)        (22,662)        (19,664)
   Reinvested capital gains....................           --              --              --              --
                                                  ------------    ------------    ------------    ------------
     Net increase (decrease) in contract
         owners' equity resulting from
         operations............................       (410,305)       (300,420)         (8,172)         (1,974)
                                                  ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
   Purchase payments received from
      contract owners..........................        225,291         551,571          88,203         166,301
   Transfers between funds.....................       (153,804)          1,884          16,058          80,218
   Redemptions.................................       (148,335)        (89,146)        (23,240)         (6,561)
   Annuity benefits............................           --              --              --              --
   Annual contract maintenance charges
      (note 2).................................           (353)           (217)            (13)           --
   Contingent deferred sales charges
      (note 2).................................         (2,158)           (617)           (731)            (40)
   Adjustments to maintain reserves............            (90)            (42)             (7)             (9)
                                                  ------------    ------------    ------------    ------------
      Net equity transactions..................        (79,449)        463,433          80,270         239,909
                                                  ------------    ------------    ------------    ------------

   NET CHANGE IN CONTRACT OWNERS' EQUITY.......       (489,754)        163,013          72,098         237,935
   CONTRACT OWNERS' EQUITY BEGINNING
      OF PERIOD................................      4,393,471       4,112,684         563,096         302,911
                                                  ------------    ------------    ------------    ------------
   CONTRACT OWNERS' EQUITY END OF PERIOD.......      3,903,717       4,275,697         635,194         540,846
                                                  ============    ============    ============    ============


CHANGES IN UNITS:
   Beginning units.............................        456,408         381,878          59,096          32,663
                                                  ------------    ------------    ------------    ------------
   Units purchased.............................         26,998          64,960           9,728          28,168
   Units redeemed..............................        (36,207)        (20,331)         (1,500)         (3,377)
                                                  ------------    ------------    ------------    ------------
   Ending units................................        447,199         426,507          67,324          57,454
                                                  ============    ============    ============    ============


NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                           FedQualBd                      FidVIPEIS
                                                  ----------------------------    ----------------------------
                                                      2002             2001           2002            2001
                                                  ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income .......................   $    112,050          36,424          95,898          80,742
  Realized gain (loss) on investments .........         13,635          13,439           6,346         (24,742)
  Change in unrealized gain (loss)
    on investments ............................       (101,528)          1,706      (1,215,495)       (650,535)
  Reinvested capital gains ....................         52,306           5,409         259,173         452,342
                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................         76,463          56,978        (854,078)       (142,193)
                                                  ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................        458,601         890,509       1,104,002       2,639,040
  Transfers between funds .....................        370,132         131,961         238,632          35,896
  Redemptions .................................       (185,230)       (166,070)       (766,652)       (594,207)
  Annuity benefits ............................           --              --              --              --
  Annual contract maintenance charges
    (note 2) ..................................           (381)            (60)         (1,685)           (977)
  Contingent deferred sales charges
    (note 2) ..................................         (1,489)         (1,574)        (13,515)         (2,901)
  Adjustments to maintain reserves ............            (83)            845            (130)            (15)
                                                  ------------    ------------    ------------    ------------
      Net equity transactions .................        641,550         855,611         560,652       2,076,836
                                                  ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........        718,013         912,589        (293,426)      1,934,643
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................      3,644,583       1,779,658      11,839,582       9,246,249
                                                  ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $  4,362,596       2,692,247      11,546,156      11,180,892
                                                  ============    ============    ============    ============


CHANGES IN UNITS:
  Beginning units .............................        315,665         163,978       1,144,546         835,980
                                                  ------------    ------------    ------------    ------------
  Units purchased .............................         65,280          97,458          72,866         286,364
  Units redeemed ..............................        (10,083)        (20,537)        (19,424)        (94,184)
                                                  ------------    ------------    ------------    ------------
  Ending units ................................        370,862         240,899       1,197,988       1,028,160
                                                  ============    ============    ============    ============
                                                             FidVIPGrS                        FidVIPHIS
                                                    ----------------------------    ----------------------------
                                                        2002             2001           2002           2001
                                                    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income .......................         (155,616)       (233,364)        148,958         157,012
  Realized gain (loss) on investments .........       (1,249,106)       (184,166)        (61,027)        (49,514)
  Change in unrealized gain (loss)
    on investments ............................       (4,402,740)     (5,489,841)       (164,185)       (241,646)
  Reinvested capital gains ....................             --         2,264,779            --              --
                                                    ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................       (5,807,462)     (3,642,592)        (76,254)       (134,148)
                                                    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................          830,682       5,428,110         116,257         369,484
  Transfers between funds .....................         (817,019)       (823,367)        (16,953)         (7,550)
  Redemptions .................................       (1,246,001)     (1,121,650)        (79,662)        (89,856)
  Annuity benefits ............................             --              --              --              --
  Annual contract maintenance charges
    (note 2) ..................................           (3,437)         (2,924)           (230)           (217)
  Contingent deferred sales charges
    (note 2) ..................................          (23,597)        (19,584)           (637)         (1,477)
  Adjustments to maintain reserves ............             (278)           (575)             (5)            (11)
                                                    ------------    ------------    ------------    ------------
      Net equity transactions .................       (1,259,650)      3,460,010          18,770         270,373
                                                    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........       (7,067,112)       (182,582)        (57,484)        136,225
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................       29,818,892      33,863,341       1,513,477       1,369,826
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........       22,751,780      33,680,759       1,455,993       1,506,051
                                                    ============    ============    ============    ============


CHANGES IN UNITS:
  Beginning units .............................        3,419,931       3,150,284         220,196         173,115
                                                    ------------    ------------    ------------    ------------
  Units purchased .............................          111,006         569,859           3,816          56,202
  Units redeemed ..............................         (275,686)       (227,092)         (1,191)        (22,771)
                                                    ------------    ------------    ------------    ------------
  Ending units ................................        3,255,251       3,493,051         222,821         206,546
                                                    ============    ============    ============    ============










                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                            FidVIPOvS                       FidVIPOvSR
                                                  ----------------------------    ----------------------------
                                                      2002            2001            2002            2001
                                                  ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income .......................   $       (819)        180,249            (123)           --
  Realized gain (loss) on investments .........       (282,905)       (198,699)            (11)           --
  Change in unrealized gain (loss)
    on investments ............................        182,611        (873,797)         (2,672)           --
  Reinvested capital gains ....................           --           335,965            --              --
                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................       (101,113)       (556,282)         (2,806)           --
                                                  ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................         29,411         347,474           3,246            --
  Transfers between funds .....................       (222,354)       (273,608)         73,930            --
  Redemptions .................................       (109,934)       (114,451)           (111)           --
  Annuity benefits ............................           --              --              --              --
  Annual contract maintenance charges
    (note 2) ..................................           (263)           (197)           --              --
  Contingent deferred sales charges
    (note 2) ..................................         (2,352)         (1,946)           --              --
  Adjustments to maintain reserves ............             (8)            (54)             (1)           --
                                                  ------------    ------------    ------------    ------------
      Net equity transactions .................       (305,500)        (42,782)         77,064            --
                                                  ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........       (406,613)       (599,064)         74,258            --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................      3,269,788       4,537,899            --              --
                                                  ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $  2,863,175       3,938,835          74,258            --
                                                  ============    ============    ============    ============


CHANGES IN UNITS:
  Beginning units .............................        426,463         459,387            --              --
                                                  ------------    ------------    ------------    ------------
  Units purchased .............................          3,960          42,062           7,815            --
  Units redeemed ..............................        (44,745)        (47,812)            (11)           --
                                                  ------------    ------------    ------------    ------------
  Ending units ................................        385,678         453,637           7,804            --
                                                  ============    ============    ============    ============
                                                                FidVIPConS                   FidVIPGrOpS
                                                     ----------------------------    ----------------------------
                                                         2002             2001            2002            2001
                                                     ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income .......................             1,056          (3,443)          4,203         (14,421)
  Realized gain (loss) on investments .........          (460,362)       (171,013)       (126,831)        (70,472)
  Change in unrealized gain (loss)
    on investments ............................           220,135      (2,378,447)       (269,703)       (235,531)
  Reinvested capital gains ....................              --           492,388            --              --
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................          (239,171)     (2,060,515)       (392,331)       (320,424)
                                                     ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................           394,072       2,146,895         113,017         325,338
  Transfers between funds .....................          (588,163)       (435,124)       (205,128)        (91,901)
  Redemptions .................................          (789,012)       (540,937)        (83,021)       (102,687)
  Annuity benefits ............................              --              --              --              --
  Annual contract maintenance charges
    (note 2) ..................................            (1,908)         (1,386)           (318)           (291)
  Contingent deferred sales charges
    (note 2) ..................................           (18,435)         (8,132)         (1,580)         (1,743)
  Adjustments to maintain reserves ............              (105)           (130)            (30)             11
                                                     ------------    ------------    ------------    ------------
      Net equity transactions .................        (1,003,551)      1,161,186        (177,060)        128,727
                                                     ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........        (1,242,722)       (899,329)       (569,391)       (191,697)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................        16,948,037      18,935,809       2,925,447       3,368,860
                                                     ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........        15,705,315      18,036,480       2,356,056       3,177,163
                                                     ============    ============    ============    ============


CHANGES IN UNITS:
  Beginning units .............................         1,811,908       1,749,181         399,964         388,532
                                                     ------------    ------------    ------------    ------------
  Units purchased .............................            42,852         231,271          16,664          42,679
  Units redeemed ..............................          (149,756)       (116,115)        (42,487)        (26,703)
                                                     ------------    ------------    ------------    ------------
  Ending units ................................         1,705,004       1,864,337         374,141         404,508
                                                     ============    ============    ============    ============



NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                            GVITEmMrkts                   GVITEmMrkts3
                                                  ----------------------------    ----------------------------
                                                       2002            2001           2002            2001
                                                  ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income .......................   $        (71)             (4)            (46)           --
  Realized gain (loss) on investments .........             (4)         (1,645)             (7)           --
  Change in unrealized gain (loss)
    on investments ............................           (817)           (225)        (12,975)           --
  Reinvested capital gains ....................           --              --              --              --
                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................           (892)         (1,874)        (13,028)           --
                                                  ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................           --              --               180            --
  Transfers between funds .....................          4,782          10,906         106,304            --
  Redemptions .................................           --              --              --              --
  Annuity benefits ............................           --              --              --              --
  Annual contract maintenance charges
    (note 2) ..................................             (5)           --              --              --
  Contingent deferred sales charges
    (note 2) ..................................           --              --              --              --
  Adjustments to maintain reserves ............             (7)             (1)             (5)           --
                                                  ------------    ------------    ------------    ------------
      Net equity transactions .................          4,770          10,905         106,479            --
                                                  ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........          3,878           9,031          93,451            --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................          8,336            --              --              --
                                                  ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $     12,214           9,031          93,451            --
                                                  ============    ============    ============    ============


CHANGES IN UNITS:
  Beginning units .............................          1,027            --              --              --
                                                  ------------    ------------    ------------    ------------
  Units purchased .............................            527           2,665          10,754            --
  Units redeemed ..............................           --            (1,638)           --              --
                                                  ------------    ------------    ------------    ------------
  Ending units ................................          1,554           1,027          10,754            --
                                                  ============    ============    ============    ============

                                                              GVITGlTech                   GVITGlTech3
                                                     ----------------------------    ----------------------------
                                                         2002             2001           2002           2001
                                                     ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income .......................               (34)            (48)           --              --
  Realized gain (loss) on investments .........            (4,775)            (11)           --              --
  Change in unrealized gain (loss)
    on investments ............................             1,275          (1,677)             (3)           --
  Reinvested capital gains ....................              --              --              --              --
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................            (3,534)         (1,736)             (3)           --
                                                     ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................             1,407             802              27            --
  Transfers between funds .....................            (5,777)         10,707            --              --
  Redemptions .................................              --              --              --              --
  Annuity benefits ............................              --              --              --              --
  Annual contract maintenance charges
    (note 2) ..................................              --              --              --              --
  Contingent deferred sales charges
    (note 2) ..................................              --              --              --              --
  Adjustments to maintain reserves ............                 2            --                 1            --
                                                     ------------    ------------    ------------    ------------
      Net equity transactions .................            (4,368)         11,509              28            --
                                                     ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........            (7,902)          9,773              25            --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................            12,628            --              --              --
                                                     ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........             4,726           9,773              25            --
                                                     ============    ============    ============    ============


CHANGES IN UNITS:
  Beginning units .............................             3,729            --              --              --
                                                     ------------    ------------    ------------    ------------
  Units purchased .............................               535           2,315               3            --
  Units redeemed ..............................            (2,197)           --              --              --
                                                     ------------    ------------    ------------    ------------
  Ending units ................................             2,067           2,315               3            --
                                                     ============    ============    ============    ============






                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                            GVITGvtBd                      GVITGrowth
                                                  ----------------------------    ----------------------------
                                                      2002            2001            2002            2001
                                                  ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income .......................   $    235,773         155,069         (10,187)        (12,844)
  Realized gain (loss) on investments .........         45,272          12,910        (143,269)        (88,085)
  Change in unrealized gain (loss)
    on investments ............................        203,333         (73,040)       (121,580)       (366,194)
  Reinvested capital gains ....................         14,987            --              --              --
                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................        499,365          94,939        (275,036)       (467,123)
                                                  ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................      2,458,424       2,913,343          26,116         227,927
  Transfers between funds .....................        659,707         844,458         (46,498)         (2,321)
  Redemptions .................................     (1,179,108)       (358,757)        (41,223)        (43,250)
  Annuity benefits ............................           --              --              --              --
  Annual contract maintenance charges
    (note 2) ..................................         (1,178)           (171)           (144)           (128)
  Contingent deferred sales charges
    (note 2) ..................................        (12,720)         (1,660)           (500)           (882)
  Adjustments to maintain reserves ............            (42)             10             (17)            (56)
                                                  ------------    ------------    ------------    ------------
      Net equity transactions .................      1,925,083       3,397,223         (62,266)        181,290
                                                  ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........      2,424,448       3,492,162        (337,302)       (285,833)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................     13,108,751       5,610,831       1,584,488       2,070,889
                                                  ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $ 15,533,199       9,102,993       1,247,186       1,785,056
                                                  ============    ============    ============    ============


CHANGES IN UNITS:
  Beginning units .............................      1,125,512         508,979         295,386         273,531
                                                  ------------    ------------    ------------    ------------
  Units purchased .............................        208,255         350,353           5,417          43,449
  Units redeemed ..............................        (44,839)        (47,474)        (18,196)        (15,185)
                                                  ------------    ------------    ------------    ------------
  Ending units ................................      1,288,928         811,858         282,607         301,795
                                                  ============    ============    ============    ============

                                                             GVITIDCon                      GVITIDMod
                                                   ----------------------------    ----------------------------
                                                       2002            2001             2002           2001
                                                   ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income .......................            222            --             1,468            --
  Realized gain (loss) on investments .........             (1)           --              (131)           --
  Change in unrealized gain (loss)
    on investments ............................           (243)           --            (9,390)           --
  Reinvested capital gains ....................           --              --                 1            --
                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................            (22)           --            (8,052)           --
                                                  ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................            211            --           315,285            --
  Transfers between funds .....................         79,062            --            78,784            --
  Redemptions .................................           --              --            (1,800)           --
  Annuity benefits ............................           --              --              --              --
  Annual contract maintenance charges
    (note 2) ..................................           --              --              --              --
  Contingent deferred sales charges
    (note 2) ..................................           --              --              --              --
  Adjustments to maintain reserves ............              3            --                (4)           --
                                                  ------------    ------------    ------------    ------------
      Net equity transactions .................         79,276            --           392,265            --
                                                  ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........         79,254            --           384,213            --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................           --              --              --              --
                                                  ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........         79,254            --           384,213            --
                                                  ============    ============    ============    ============


CHANGES IN UNITS:
  Beginning units .............................           --              --              --              --
                                                  ------------    ------------    ------------    ------------
  Units purchased .............................          7,966            --            40,050            --
  Units redeemed ..............................           --              --              (181)           --
                                                  ------------    ------------    ------------    ------------
  Ending units ................................          7,966            --            39,869            --
                                                  ============    ============    ============    ============






NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                            GVITIDModAgg                   GVITIDModCon
                                                  ----------------------------    ----------------------------
                                                      2002            2001           2002             2001
                                                  ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income .......................   $        512            --            1,059            --
  Realized gain (loss) on investments .........         (4,882)           --               (2)           --
  Change in unrealized gain (loss)
    on investments ............................         (3,439)           --           (7,586)           --
  Reinvested capital gains ....................              8            --                2            --
                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................         (7,801)           --           (6,527)           --
                                                  ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................        172,864            --          210,388            --
  Transfers between funds .....................           --              --          240,307            --
  Redemptions .................................           --              --             --              --
  Annuity benefits ............................           --              --             --              --
  Annual contract maintenance charges
    (note 2) ..................................           --              --             --              --
  Contingent deferred sales charges
    (note 2) ..................................           --              --             --              --
  Adjustments to maintain reserves ............              5            --               (6)           --
                                                  ------------    ------------    ------------    ------------
      Net equity transactions .................        172,869            --          450,689            --
                                                  ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........        165,068            --          444,162            --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................           --              --             --              --
                                                  ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........       $165,068            --          444,162            --
                                                  ============    ============   ============    ============


CHANGES IN UNITS:
  Beginning units .............................           --              --             --              --
                                                  ------------    ------------    ------------    ------------
  Units purchased .............................         17,304            --           45,305            --
  Units redeemed ..............................           --              --             --              --
                                                  ------------    ------------   ------------    ------------
  Ending units ................................         17,304            --           45,305            --
                                                  ============    ============   ============    ============
                                                            GVITIntGro                       GVITIntGro3
                                                   ----------------------------    ----------------------------
                                                      2002            2001             2002           2001
                                                   ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income .......................            (55)              2             (1)           --
  Realized gain (loss) on investments .........           (458)           --             --              --
  Change in unrealized gain (loss)
    on investments ............................           (209)           (124)           (35)           --
  Reinvested capital gains ....................           --              --             --              --
                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................           (722)           (122)           (36)           --
                                                  ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................          1,250           2,024           1,679            --
  Transfers between funds .....................           --              --              --              --
  Redemptions .................................         (2,078)           --              --              --
  Annuity benefits ............................           --              --              --              --
  Annual contract maintenance charges
    (note 2) ..................................             (3)           --              --              --
  Contingent deferred sales charges
    (note 2) ..................................           --              --              --              --
  Adjustments to maintain reserves ............             (1)           --                 2            --
                                                  ------------    ------------    ------------    ------------
      Net equity transactions .................           (832)          2,024           1,681            --
                                                  ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........         (1,554)          1,902           1,645            --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................          9,364            --              --              --
                                                  ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........          7,810           1,902           1,645            --
                                                  ============    ============    ============    ============


CHANGES IN UNITS:
  Beginning units .............................          1,444            --              --              --
                                                  ------------    ------------    ------------    ------------
  Units purchased .............................            201             258             173            --
  Units redeemed ..............................           (334)           --              --              --
                                                  ------------    ------------    ------------    ------------
  Ending units ................................          1,311             258             173            --
                                                  ============    ============    ============    ============




                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                            GVITMyMkt                     GVITSmCapGr
                                                  ----------------------------    ----------------------------
                                                       2002            2001           2002            2001
                                                  ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income .......................   $    (11,298)        128,713         (12,890)        (13,562)
  Realized gain (loss) on investments .........           --                (1)       (174,076)        (53,641)
  Change in unrealized gain (loss)
    on investments ............................           --                 1        (217,826)        (56,289)
  Reinvested capital gains ....................           --              --              --              --
                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................        (11,298)        128,713        (404,792)       (123,492)
                                                  ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................      3,170,899       3,435,235         181,961         174,535
  Transfers between funds .....................        726,704       2,683,697         (89,250)        (48,081)
  Redemptions .................................     (2,740,496)       (979,634)        (54,152)        (74,950)
  Annuity benefits ............................           --              --              --              --
  Annual contract maintenance charges
    (note 2) ..................................           (964)           (170)           (106)            (68)
  Contingent deferred sales charges
    (note 2) ..................................        (24,158)         (7,700)         (1,094)         (1,038)
  Adjustments to maintain reserves ............            (10)            932             (86)           (237)
                                                  ------------    ------------    ------------    ------------
      Net equity transactions .................      1,131,975       5,132,360          37,273          50,161
                                                  ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........      1,120,677       5,261,073        (367,519)        (73,331)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................     14,563,734       5,602,592       1,969,107       2,072,740
                                                  ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $ 15,684,411      10,863,665       1,601,588       1,999,409
                                                  ============    ============    ============    ============


CHANGES IN UNITS:
  Beginning units .............................      1,351,456         531,049         164,348         152,071
                                                  ------------    ------------    ------------    ------------
  Units purchased .............................        148,498         695,203           4,048          15,155
  Units redeemed ..............................        (43,392)       (212,728)         (1,238)        (11,641)
                                                  ------------    ------------    ------------    ------------
  Ending units ................................      1,456,562       1,013,524         167,158         155,585
                                                  ============    ============    ============    ============
                                                              GVITSmCapVal                   GVITSmComp
                                                     ----------------------------    ----------------------------
                                                         2002            2001             2002           2001
                                                     ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income .......................           (21,651)        (15,777)        (29,219)        (25,435)
  Realized gain (loss) on investments .........           (10,922)         14,355         (71,071)        (34,448)
  Change in unrealized gain (loss)
    on investments ............................          (462,773)        517,470        (110,103)        (11,148)
  Reinvested capital gains ....................            68,401            --              --              --
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................          (426,945)        516,048        (210,393)        (71,031)
                                                     ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................           302,882         313,427         165,788         659,833
  Transfers between funds .....................           141,733         232,805        (117,027)       (138,453)
  Redemptions .................................          (179,692)        (97,681)        (68,095)        (91,605)
  Annuity benefits ............................              --              --              --              --
  Annual contract maintenance charges
    (note 2) ..................................              (349)            (78)           (429)           (308)
  Contingent deferred sales charges
    (note 2) ..................................            (1,242)         (1,586)         (1,221)         (1,538)
  Adjustments to maintain reserves ............               (44)             21               9          (1,928)
                                                     ------------    ------------    ------------    ------------
      Net equity transactions .................           263,288         446,908         (20,975)        426,001
                                                     ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........          (163,657)        962,956        (231,368)        354,970
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................         3,000,453       1,640,997       4,240,229       4,235,738
                                                     ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........         2,836,796       2,603,953       4,008,861       4,590,708
                                                     ============    ============    ============    ============


CHANGES IN UNITS:
  Beginning units .............................           194,983         134,671         325,477         299,061
                                                     ------------    ------------    ------------    ------------
  Units purchased .............................            21,941          43,400          13,257          52,136
  Units redeemed ..............................            (4,904)        (13,837)        (14,803)        (20,326)
                                                     ------------    ------------    ------------    ------------
  Ending units ................................           212,020         164,234         323,931         330,871
                                                     ============    ============    ============    ============



NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                            GVITTotRt                       GVITWLead
                                                  ----------------------------    ----------------------------
                                                      2002             2001           2002            2001
                                                  ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income .......................   $    (42,570)        (32,309)          3,222           3,390
  Realized gain (loss) on investments .........       (179,379)       (220,396)        (27,458)        (17,591)
  Change in unrealized gain (loss)
    on investments ............................       (533,439)       (654,997)        (28,893)       (146,575)
  Reinvested capital gains ....................           --              --              --              --
                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................       (755,388)       (907,702)        (53,129)       (160,776)
                                                  ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................        772,778       2,678,101          21,637          54,225
  Transfers between funds .....................         19,717        (111,102)        (26,449)        (27,075)
  Redemptions .................................       (415,829)       (579,561)        (21,806)         (9,682)
  Annuity benefits ............................           --              --              --              --
  Annual contract maintenance charges
    (note 2) ..................................         (1,445)           (825)            (23)            (11)
  Contingent deferred sales charges
    (note 2) ..................................         (8,712)         (8,058)           (721)           (438)
  Adjustments to maintain reserves ............            (68)           (110)            (47)            (19)
                                                  ------------    ------------    ------------    ------------
      Net equity transactions .................        366,441       1,978,445         (27,409)         17,000
                                                  ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........       (388,947)      1,070,743         (80,538)       (143,776)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................     10,986,582       9,934,195         863,216       1,052,924
                                                  ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $ 10,597,635      11,004,938         782,678         909,148
                                                  ============    ============    ============    ============


CHANGES IN UNITS:
  Beginning units .............................      1,211,392         952,292         109,497         106,910
                                                  ------------    ------------    ------------    ------------
  Units purchased .............................         53,666         287,077           2,856           6,384
  Units redeemed ..............................        (13,740)        (85,971)         (6,369)         (4,802)
                                                  ------------    ------------    ------------    ------------
  Ending units ................................      1,251,318       1,153,398         105,984         108,492
                                                  ============    ============    ============    ============

                                                               JanCapAp                       JanGlTechS2
                                                     ----------------------------    ----------------------------
                                                         2002             2001             2002          2001
                                                     ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income .......................           (14,731)           (622)            (49)           --
  Realized gain (loss) on investments .........           (85,588)       (104,294)             (1)           --
  Change in unrealized gain (loss)
    on investments ............................          (140,104)       (415,673)         (3,047)           --
  Reinvested capital gains ....................              --              --              --              --
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................          (240,423)       (520,589)         (3,097)           --
                                                     ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................           137,696       1,188,142          26,004            --
  Transfers between funds .....................           (52,278)       (344,006)          4,517            --
  Redemptions .................................           (88,940)        (75,585)             (4)           --
  Annuity benefits ............................              --              --              --              --
  Annual contract maintenance charges
    (note 2) ..................................              (239)            (34)           --              --
  Contingent deferred sales charges
    (note 2) ..................................            (1,580)           (762)           --              --
  Adjustments to maintain reserves ............               (71)            144              (3)           --
                                                     ------------    ------------    ------------    ------------
      Net equity transactions .................            (5,412)        767,899          30,514            --
                                                     ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........          (245,835)        247,310          27,417            --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................         3,125,669       3,215,080            --              --
                                                     ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........         2,879,834       3,462,390          27,417            --
                                                     ============    ============    ============    ============


CHANGES IN UNITS:
  Beginning units .............................           487,923         386,899            --              --
                                                     ------------    ------------    ------------    ------------
  Units purchased .............................            40,034         159,656           3,220            --
  Units redeemed ..............................           (41,058)        (60,911)           --              --
                                                     ------------    ------------    ------------    ------------
  Ending units ................................           486,899         485,644           3,220            --
                                                     ============    ============    ============    ============


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                             JanGlTech                     JanIntGroS2
                                                  ----------------------------    ----------------------------
                                                       2002           2001            2002            2001
                                                  ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income .......................   $     (9,993)         (1,992)            (27)           --
  Realized gain (loss) on investments .........       (195,514)        (56,574)             (5)           --
  Change in unrealized gain (loss)
    on investments ............................       (293,209)       (517,351)         (2,049)           --
  Reinvested capital gains ....................           --              --              --              --
                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................       (498,716)       (575,917)         (2,081)           --
                                                  ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................         81,886         546,187          28,329            --
  Transfers between funds .....................        (54,822)        (67,679)          9,502            --
  Redemptions .................................        (52,015)        (42,307)            (64)           --
  Annuity benefits ............................           --              --              --              --
  Annual contract maintenance charges
    (note 2) ..................................           (123)            (21)           --              --
  Contingent deferred sales charges
    (note 2) ..................................           (864)           (131)             (4)           --
  Adjustments to maintain reserves ............            (38)            (72)              8            --
                                                  ------------    ------------    ------------    ------------
      Net equity transactions .................        (25,976)        435,977          37,771            --
                                                  ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........       (524,692)       (139,940)         35,690            --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................      1,653,621       1,928,663            --              --
                                                  ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $  1,128,929       1,788,723          35,690            --
                                                  ============    ============    ============    ============


CHANGES IN UNITS:
  Beginning units .............................        401,951         289,716            --              --
                                                  ------------    ------------    ------------    ------------
  Units purchased .............................         29,967          99,595           3,882            --
  Units redeemed ..............................        (39,098)        (23,902)             (7)           --
                                                  ------------    ------------    ------------    ------------
  Ending units ................................        392,820         365,409           3,875            --
                                                  ============    ============    ============    ============


                                                              JanIntGro                      NWGVITStrVal
                                                     ----------------------------    ----------------------------
                                                         2002            2001            2002            2001
                                                     ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income .......................            (9,695)         (4,141)         (1,256)           (760)
  Realized gain (loss) on investments .........          (174,353)        (66,773)         (4,337)           (478)
  Change in unrealized gain (loss)
    on investments ............................          (170,271)       (430,042)        (20,502)         (8,818)
  Reinvested capital gains ....................              --              --              --              --
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................          (354,319)       (500,956)        (26,095)        (10,056)
                                                     ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................            81,555         975,969            --             1,320
  Transfers between funds .....................           (89,405)        (89,148)        (42,995)        122,680
  Redemptions .................................          (137,060)        (84,410)        (10,792)        (32,120)
  Annuity benefits ............................              --              --              --              --
  Annual contract maintenance charges
    (note 2) ..................................              (211)            (14)             (8)             (7)
  Contingent deferred sales charges
    (note 2) ..................................            (4,282)         (2,314)           --              --
  Adjustments to maintain reserves ............            (4,040)            (52)            (10)             (7)
                                                     ------------    ------------    ------------    ------------
      Net equity transactions .................          (153,443)        800,031         (53,805)         91,866
                                                     ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........          (507,762)        299,075         (79,900)         81,810
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................         2,843,102       2,623,383         207,144         147,390
                                                     ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........         2,335,340       2,922,458         127,244         229,200
                                                     ============    ============    ============    ============


CHANGES IN UNITS:
  Beginning units .............................           470,389         327,658          18,946          12,858
                                                     ------------    ------------    ------------    ------------
  Units purchased .............................            15,453         140,976            --            16,636
  Units redeemed ..............................           (42,910)        (33,453)         (5,205)         (9,265)
                                                     ------------    ------------    ------------    ------------
  Ending units ................................           442,932         435,181          13,741          20,229
                                                     ============    ============    ============    ============



NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                            NBAMTGuard                      NBAMTMCGr
                                                  ----------------------------    ----------------------------
                                                      2002            2001            2002            2001
                                                  ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income .......................   $       (404)         (1,479)        (24,842)        (30,766)
  Realized gain (loss) on investments .........         (2,169)          1,629        (206,567)        (71,769)
  Change in unrealized gain (loss)
    on investments ............................        (72,962)        (30,282)       (450,361)       (577,747)
  Reinvested capital gains ....................           --            33,041            --              --
                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................        (75,535)          2,909        (681,770)       (680,282)
                                                  ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................         30,908         147,171         204,853         764,958
  Transfers between funds .....................          3,944         (21,014)       (100,193)       (169,655)
  Redemptions .................................        (30,952)         (2,582)        (61,126)        (91,945)
  Annuity benefits ............................           --              --              --              --
  Annual contract maintenance charges
    (note 2) ..................................            (61)           --              (410)           (257)
  Contingent deferred sales charges
    (note 2) ..................................           (640)           --            (1,329)         (2,617)
  Adjustments to maintain reserves ............            (27)            (10)           (146)            (93)
                                                  ------------    ------------    ------------    ------------
      Net equity transactions .................          3,172         123,565          41,649         500,391
                                                  ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........        (72,363)        126,474        (640,121)       (179,891)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................        625,003         464,726       3,789,556       4,651,565
                                                  ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $    552,640         591,200       3,149,435       4,471,674
                                                  ============    ============    ============    ============


CHANGES IN UNITS:
  Beginning units .............................         55,575          40,127         376,746         343,557
                                                  ------------    ------------    ------------    ------------
  Units purchased .............................            206          14,045           5,666          67,282
  Units redeemed ..............................            (66)         (3,568)         (1,733)        (26,810)
                                                  ------------    ------------    ------------    ------------
  Ending units ................................         55,715          50,604         380,679         384,029
                                                  ============    ============    ============    ============

                                                               NBAMTPart                      OppAggGro
                                                     ----------------------------    ----------------------------
                                                         2002            2001            2002           2001
                                                     ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income .......................            (1,578)         (1,645)         (5,539)         19,897
  Realized gain (loss) on investments .........            (1,327)         (2,965)       (967,309)       (578,933)
  Change in unrealized gain (loss)
    on investments ............................           (72,708)        (20,677)       (439,333)     (3,978,889)
  Reinvested capital gains ....................              --            18,142            --         1,359,088
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................           (75,613)         (7,145)     (1,412,181)     (3,178,837)
                                                     ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................           148,173         126,268         322,803       1,628,857
  Transfers between funds .....................            47,970          (5,089)       (219,118)       (815,459)
  Redemptions .................................           (19,624)        (36,528)       (233,118)       (254,559)
  Annuity benefits ............................              --              --              --              --
  Annual contract maintenance charges
    (note 2) ..................................               (14)           --            (1,010)           (664)
  Contingent deferred sales charges
    (note 2) ..................................              (693)            (99)         (3,950)         (5,450)
  Adjustments to maintain reserves ............                (2)             (8)            (96)           (399)
                                                     ------------    ------------    ------------    ------------
      Net equity transactions .................           175,810          84,544        (134,489)        552,326
                                                     ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........           100,197          77,399      (1,546,670)     (2,626,511)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................           598,209         461,361       7,893,280      11,124,034
                                                     ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........           698,406         538,760       6,346,610       8,497,523
                                                     ============    ============    ============    ============


CHANGES IN UNITS:
  Beginning units .............................            57,673          42,613         916,594         875,332
                                                     ------------    ------------    ------------    ------------
  Units purchased .............................            19,118          11,713          49,548         170,857
  Units redeemed ..............................            (1,594)         (3,891)        (69,415)       (123,775)
                                                     ------------    ------------    ------------    ------------
  Ending units ................................            75,197          50,435         896,727         922,414
                                                     ============    ============    ============    ============






                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                            OppCapAp                        OppMSGrInc
                                                  ----------------------------    ----------------------------
                                                       2002            2001           2002            2001
                                                  ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income .......................   $    (19,843)        (13,849)         (1,922)        (18,524)
  Realized gain (loss) on investments .........       (217,408)        (25,590)       (101,370)        (66,213)
  Change in unrealized gain (loss)
    on investments ............................     (2,476,301)     (1,956,908)       (886,247)       (700,861)
  Reinvested capital gains ....................           --         1,212,085            --              --
                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................     (2,713,552)       (784,262)       (989,539)       (785,598)
                                                  ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................        779,136       2,711,489         921,840       2,793,188
  Transfers between funds .....................         14,344        (218,372)        (89,166)       (423,901)
  Redemptions .................................       (413,680)       (502,207)       (444,238)       (442,423)
  Annuity benefits ............................           --              --              --              --
  Annual contract maintenance charges
    (note 2) ..................................         (1,355)         (1,035)         (1,415)           (823)
  Contingent deferred sales charges
    (note 2) ..................................         (7,326)        (10,617)         (9,953)         (8,643)
  Adjustments to maintain reserves ............         (3,460)            781            (146)             (3)
                                                  ------------    ------------    ------------    ------------
      Net equity transactions .................        367,659       1,980,039         376,922       1,917,395
                                                  ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........     (2,345,893)      1,195,777        (612,617)      1,131,797
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................     13,348,283      12,741,632      12,425,085      10,847,306
                                                  ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $ 11,002,390      13,937,409      11,812,468      11,979,103
                                                  ============    ============    ============    ============


CHANGES IN UNITS:
  Beginning units .............................      1,225,154       1,007,367       1,400,831       1,083,351
                                                  ------------    ------------    ------------    ------------
  Units purchased .............................         44,603         249,739          56,832         302,455
  Units redeemed ..............................        (11,384)        (90,482)        (15,244)       (104,763)
                                                  ------------    ------------    ------------    ------------
  Ending units ................................      1,258,373       1,166,624       1,442,419       1,281,043
                                                  ============    ============    ============    ============
                                                              SalBrCap                        SalBrHYBd
                                                     ----------------------------    ----------------------------
                                                         2002             2001            2002           2001
                                                     ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income .......................          (107,163)        (94,595)        (13,297)        (10,149)
  Realized gain (loss) on investments .........             8,478          45,843          (6,184)         (7,988)
  Change in unrealized gain (loss)
    on investments ............................        (2,551,076)        441,802         (19,993)         76,409
  Reinvested capital gains ....................              --           174,572            --              --
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................        (2,649,761)        567,622         (39,474)         58,272
                                                     ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................         1,458,230       2,963,113         249,814         346,898
  Transfers between funds .....................           229,521         141,536          59,044          (5,309)
  Redemptions .................................          (633,236)       (613,548)        (55,182)       (102,109)
  Annuity benefits ............................              --              --              --              --
  Annual contract maintenance charges
    (note 2) ..................................            (1,192)           (280)           (196)            (67)
  Contingent deferred sales charges
    (note 2) ..................................           (15,823)         (7,172)           (135)         (1,337)
  Adjustments to maintain reserves ............            (1,751)             46             (11)             (2)
                                                     ------------    ------------    ------------    ------------
      Net equity transactions .................         1,035,749       2,483,695         253,334         238,074
                                                     ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........        (1,614,012)      3,051,317         213,860         296,346
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................        15,488,381      11,585,351       1,757,969       1,282,376
                                                     ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........        13,874,369      14,636,668       1,971,829       1,578,722
                                                     ============    ============    ============    ============


CHANGES IN UNITS:
  Beginning units .............................         1,191,775         895,491         166,474         125,878
                                                     ------------    ------------    ------------    ------------
  Units purchased .............................           103,810         270,127          26,965          37,517
  Units redeemed ..............................           (22,252)        (85,724)         (3,549)        (15,111)
                                                     ------------    ------------    ------------    ------------
  Ending units ................................         1,273,333       1,079,894         189,890         148,284
                                                     ============    ============    ============    ============


NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                             SalBrInv                      SalBrTotRet
                                                  ----------------------------    ----------------------------
                                                      2002             2001           2002            2001
                                                  ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income .......................   $    (46,797)        (36,500)        (22,580)        (15,478)
  Realized gain (loss) on investments .........            445          31,938           3,299             287
  Change in unrealized gain (loss)
    on investments ............................       (910,631)       (153,821)       (149,106)        (38,577)
  Reinvested capital gains ....................           --            61,836            --              --
                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................       (956,983)        (96,547)       (168,387)        (53,768)
                                                  ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................        828,644       1,472,941         710,623         788,446
  Transfers between funds .....................         42,158         240,057          68,152          54,571
  Redemptions .................................       (312,912)       (422,351)       (256,655)        (58,548)
  Annuity benefits ............................           --              --              --              --
  Annual contract maintenance charges
    (note 2) ..................................           (537)            (77)           (548)            (82)
  Contingent deferred sales charges
    (note 2) ..................................         (8,153)         (4,187)         (9,420)           --
  Adjustments to maintain reserves ............           (122)            (21)            (14)             (7)
                                                  ------------    ------------    ------------    ------------
      Net equity transactions .................        549,078       1,286,362         512,138         784,380
                                                  ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........       (407,905)      1,189,815         343,751         730,612
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................      6,632,102       4,500,901       3,087,144       1,839,752
                                                  ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $  6,224,197       5,690,716       3,430,895       2,570,364
                                                  ============    ============    ============    ============


CHANGES IN UNITS:
  Beginning units .............................        586,817         375,929         298,720         174,110
                                                  ------------    ------------    ------------    ------------
  Units purchased .............................         61,566         154,725          61,933          83,631
  Units redeemed ..............................        (12,872)        (49,081)        (12,302)         (8,817)
                                                  ------------    ------------    ------------    ------------
  Ending units ................................        635,511         481,573         348,351         248,924
                                                  ============    ============    ============    ============

                                                            SGVITMdCpGr                    TurnGVITGro
                                                  ----------------------------    ----------------------------
                                                      2002            2001            2002            2001
                                                  ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income .......................        (14,252)        (21,297)            (14)            (13)
  Realized gain (loss) on investments .........       (244,696)        (54,654)           (357)         (1,183)
  Change in unrealized gain (loss)
    on investments ............................       (285,971)       (414,812)           (403)           (189)
  Reinvested capital gains ....................           --              --              --              --
                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................       (544,919)       (490,763)           (774)         (1,385)
                                                  ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................         66,849         196,145            --              --
  Transfers between funds .....................       (126,282)         (8,595)         (2,094)          4,870
  Redemptions .................................        (48,905)        (82,652)           --              --
  Annuity benefits ............................           --              --              --              --
  Annual contract maintenance charges
    (note 2) ..................................           (244)           (250)           --              --
  Contingent deferred sales charges
    (note 2) ..................................           (880)         (2,252)           --              --
  Adjustments to maintain reserves ............            (22)           (101)             (1)             (1)
                                                  ------------    ------------    ------------    ------------
      Net equity transactions .................       (109,484)        102,295          (2,095)          4,869
                                                  ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........       (654,403)       (388,468)         (2,869)          3,484
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................      2,336,883       3,341,652           2,869            --
                                                  ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........      1,682,480       2,953,184            --             3,484
                                                  ============    ============    ============    ============


CHANGES IN UNITS:
  Beginning units .............................        286,498         281,482             755            --
                                                  ------------    ------------    ------------    ------------
  Units purchased .............................          8,750          28,403            --            10,546
  Units redeemed ..............................        (22,930)        (19,354)           (755)         (9,784)
                                                  ------------    ------------    ------------    ------------
  Ending units ................................        272,318         290,531            --               762
                                                  ============    ============    ============    ============




                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-8
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                            VEWrldEMkt                      VEWrldHAs
                                                  ----------------------------    ----------------------------
                                                      2002             2001            2002           2001
                                                  ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income .......................   $     (6,931)         (9,714)             67             270
  Realized gain (loss) on investments .........        (65,195)        (83,082)            (81)          4,787
  Change in unrealized gain (loss)
    on investments ............................        149,818          67,007          10,371          (9,898)
  Reinvested capital gains ....................           --              --              --              --
                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................         77,692         (25,789)         10,357          (4,841)
                                                  ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................          5,201         105,498           8,956          34,726
  Transfers between funds .....................        (33,807)        (62,871)           (334)          9,104
  Redemptions .................................        (36,824)        (36,958)            (22)           --
  Annuity benefits ............................           --              --              --              --
  Annual contract maintenance charges
    (note 2) ..................................           (140)           (101)           --              --
  Contingent deferred sales charges
    (note 2) ..................................           (259)           (671)           --              --
  Adjustments to maintain reserves ............              7             (10)             21               3
                                                  ------------    ------------    ------------    ------------
      Net equity transactions .................        (65,822)          4,887           8,621          43,833
                                                  ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........         11,870         (20,902)         18,978          38,992
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................      1,229,368       1,340,618         116,092          88,309
                                                  ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   $  1,241,238       1,319,716         135,070         127,301
                                                  ============    ============    ============    ============


CHANGES IN UNITS:
  Beginning units .............................        141,871         149,768          11,606           7,795
                                                  ------------    ------------    ------------    ------------
  Units purchased .............................            544          12,278             862          12,351
  Units redeemed ..............................         (7,391)        (12,490)            (32)         (8,431)
                                                  ------------    ------------    ------------    ------------
  Ending units ................................        135,024         149,556          12,436          11,715
                                                  ============    ============    ============    ============

                                                               VKEmMkt                       VKUSRealEst
                                                     ----------------------------    ----------------------------
                                                         2002            2001             2002           2001
                                                     ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income .......................            (2,624)         (2,511)         (4,984)         (1,484)
  Realized gain (loss) on investments .........              (117)          1,324           1,584             132
  Change in unrealized gain (loss)
    on investments ............................               443          15,390          69,810          21,179
  Reinvested capital gains ....................              --              --              --              --
                                                     ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................            (2,298)         14,203          66,410          19,827
                                                     ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...........................             2,764          14,934         133,494         148,944
  Transfers between funds .....................            19,700          18,842         157,760          16,773
  Redemptions .................................           (21,244)        (30,530)        (10,157)         (3,234)
  Annuity benefits ............................              --              --              --              --
  Annual contract maintenance charges
    (note 2) ..................................               (31)            (23)           (129)            (27)
  Contingent deferred sales charges
    (note 2) ..................................              --              (942)           (397)           --
  Adjustments to maintain reserves ............                (8)           --               (14)              7
                                                     ------------    ------------    ------------    ------------
      Net equity transactions .................             1,181           2,281         280,557         162,463
                                                     ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........            (1,117)         16,484         346,967         182,290
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...................................           364,470         343,894         560,937         151,378
                                                     ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........           363,353         360,378         907,904         333,668
                                                     ============    ============    ============    ============


CHANGES IN UNITS:
  Beginning units .............................            27,000          27,654          41,796          12,215
                                                     ------------    ------------    ------------    ------------
  Units purchased .............................                97           3,258          20,558          14,041
  Units redeemed ..............................               (32)         (3,058)           (670)         (1,169)
                                                     ------------    ------------    ------------    ------------
  Ending units ................................            27,065          27,854          61,684          25,087
                                                     ============    ============    ============    ============

See accompanying notes to financial statements.

                          NATIONWIDE VARIABLE ACCOUNT-8

                          NOTES TO FINANCIAL STATEMENTS

                              JUNE 30,2002 AND 2001
                                   (UNAUDITED)



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a)  Organization and Nature of Operations

          The Nationwide Variable Account-8 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life
          Insurance Company (the Company) on August 3, 1995. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual
          Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community;
          however, other distributors are utilized.

     (b)  The Contracts

          Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

          Contract owners in either the accumulation or payout phase may invest in the following:

           Portfolio of the American Century Variable Portfolios, Inc. (American Century VP):
             American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
             American Century VP - International Fund - Class I (ACVPInt)
             American Century VP - International Fund - Class III (ACVPInt3)
             American Century VP - Ultra Fund - Class I (ACVPUltra)
             American Century VP - Value Fund - Class I (ACVPVal)

           Portfolio of the Comstock GVIT (formerly Nationwide(R) Separate Account Trust);
             Comstock GVIT Value Fund - Class I (formerly Federated Equity Income Fund) (ComGVITVal)

           Portfolio of the Credit Suisse Trust;
             Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)

           Portfolio of the Dreyfus GVIT (formerly Nationwide(R) Separate Account Trust);
             Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)

           Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
             Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)*

           The Dreyfus Socially Responsible Growth Fund, Inc.(DrySRGro)

           Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
             Dreyfus VIF - Appreciation Portfolio (DryVIFApp)

           Portfolio of the Federated GVIT (formerly Nationwide(R) Separate Account Trust):
             Federated GVIT High Income Bond Fund - Class I (FGVITHiInc)

           Portfolios of the Federated Insurance Series (Federated IS);
             Federated IS - Federated American Leaders Fund II - Primary Shares (FedAmLead)*
             Federated IS - Federated High Income Bond Fund II - Primary Shares (FedHiInc)*
             Federated IS - Federated Quality Bond Fund II - Primary Shares (FedQualBd)

           Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity(R) VIP);
             Fidelity(R)VIP - Equity-Income Portfolio:Initial Class (FidVIPEI)*
             Fidelity(R)VIP - Equity-Income Portfolio:Service Class (FidVIPEIS)
             Fidelity(R)VIP - Growth Portfolio:Service Class (FidVIPGrS)
             Fidelity(R)VIP - High Income Portfolio:Service Class (FidVIPHIS)



                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-8


             Fidelity(R) VIP - Overseas Portfolio:Initial Class (FidVIPOv)*
             Fidelity(R) VIP - Overseas Portfolio:Service Class (FidVIPOvS)
             Fidelity(R) VIP - Overseas Portfolio:Service Class R (FidVIPOvSR)

           Portfolios of the Fidelity(R) Variable Insurance Products Fund II (Fidelity(R) VIP II);
             Fidelity(R) VIP II - Contrafund Portfolio:Service Class (FidVIPConS)

           Portfolios of the Fidelity(R) Variable Insurance Products Fund III (Fidelity(R) VIP III);
             Fidelity(R) VIP III - Growth Opportunities Portfolio:Service Class (FidVIPGrOpS)
             Fidelity(R) VIP III - Value Strategies Portfolio:Service Class (FidVIPVaIS)*

           Portfolios of the Gartmore GVIT (formerly Nationwide(R) Separate Account Trust);
             Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
             Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3)
             Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
             Gartmore GVIT Global Technology and Communications Fund - Class III (GVITGlTech3)
             Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
             Gartmore GVIT Growth Fund - Class I (formerly Capital Appreciation Fund) (GVITGrowth)
             Gartmore GVIT ID Aggressive Fund (GVITIDAgg)*
             Gartmore GVIT ID Conservative Fund (GVITIDCon)
             Gartmore GVIT ID Moderate Fund (GVITIDMod)
             Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
             Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
             Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
             Gartmore GVIT International Growth Fund - Class III (GVITIntGro3)
             Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
             Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
             Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
             Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
             Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
             Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)

           Portfolios of the Janus Aspen Series (Janus AS);
             Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
             Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2)
             Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
             Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2)
             Janus AS - International Growth Portfolio - Service Shares (JanIntGro)

           Portfolios of the MFS Variable Insurance Trust (MFS VIT);
             MFS VIT - Emerging Growth Series (MFSEmGrSe)*
             MFS VIT - Total Return Series (MFSTotReSe)*

           Portfolio of the Nationwide GVIT (formerly Nationwide(R) Separate Account Trust):
             Nationwide GVIT Strategic Value Fund - Class I (NWGVITStrVal)

           Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);
             Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
             Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
             Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

           Portfolios of the Oppenheimer Variable Account Funds;
             Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
             Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
             Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)*
             Oppenheimer Main Street Growth & Income Fund/VA - Initial Class (OppMSGrInc)


           Portfolios of the Salomon Brothers Variable Series Funds Inc (Salomon Brothers VSF);
             Salomon Brothers VSF Inc. Capital Fund (SalBrCap)
             Salomon Brothers VSF Inc. High Yield Bond Fund (SalBrHYBd)
             Salomon Brothers VSF Inc. Investors Fund (SalBrInv)
             Salomon Brothers VSF Inc. Total Return Fund (SalBrTotRet)

          Portfolio of the Strong GVIT (formerly Nationwide(R) Separate Account Trust):
             Strong GVIT Mid Cap Growth Fund - Class I (SGVITMdCpGr)

          Portfolio of the Turner GVIT (formerly Nationwide(R) Separate Account Trust):
             Turner GVIT Growth Focus Fund - Class I (TurnGVITGro)*
             Turner GVIT Growth Focus Fund - Class III (TurnGVITGro3)*

          Portfolios of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
             Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
             Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

          Portfolios of the Van Kampen Universal Institutional Funds, Inc. (Van Kampen UIF);
             Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt)
             Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)*
             Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst)

          * At June 30, 2002, contract owners have not invested in this fund.

     The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

     The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

     Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)  Security Valuation, Transactions and Related Investment Income

     The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2002. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

(d)  Federal Income Taxes

     Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

     The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-8

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company may deduct an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Rider table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level rider options available to contract holders. The rider options and related charges are described in more detail in the applicable product prospectus.


                                                                                          AMERICA'S      AMERICA'S
                                                                                            VISION      VISION PLUS
                                                                                          ---------     -----------
                      NATIONWIDE VARIABLE ACCOUNT-8 RIDERS

      MORTALITY AND EXPENSE RISK - BASIC                                                    1.40%           1.40%

      BENEFICIARY PROTECTOR OPTION                                                            --            0.40%
         Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.

      MAXIMUM VARIABLE ACCOUNT CHARGES*                                                     1.40%-          1.80%

*    When maximum options are utilized.

-    Includes 0.15% administration charge.

The following table provides mortality and expense risk charges by asset fee rates for the year ended June 30, 2002:


                                   TOTAL      ACVPIncGr      ACVPInt     ACVPInt3    ACVPUltra
                                ----------    ---------      -------     --------    ---------
   1.40%....................    $1,592,693       16,363       47,145           76            2
   1.80%....................         3,468           --           --           --           --
                                ----------    ---------      -------     --------    ---------
        Total ..............    $1,596,161       16,363       47,145           76            2
                                ==========    =========      ========    ========    =========

                                   ACVPVal   ComGVITVal      CSLCapV   DryMidCapIx    DrySRGro
                                ----------    ---------      -------     --------    ---------
   1.40%....................    $   31,199        6,477        1,502       56,881       39,157
   1.80%....................            51           --           --           49           --
                                ----------    ---------      -------     --------    ---------
        Total ..............    $   31,250        6,477        1,502       56,930       39,157
                                ==========    =========      ========    ========    =========

                                 DryVIFApp   FGVITHiInc    FedQualBd    FidVIPEIS    FidVIPGrS
                                ----------    ---------      -------     --------    ---------
   1.40%....................    $   30,161        4,279       27,426       83,382      191,090
   1.80%....................           272           --          317          554           44
                                ----------    ---------      -------     --------    ---------
        Total ..............    $   30,433        4,279       27,743       83,936      191,134
                                ==========    =========      ========    ========    =========

                                 FidVIPHIS    FidVIPOvS   FidVIPOvSR   FidVIPConS   FidVIPGrOpS
                                ----------    ---------      -------     --------    ---------
   1.40%....................    $   10,591       21,880          123      116,496       19,098
   1.80%....................            --           --           --           --           --
                                ----------    ---------      -------     --------    ---------
        Total ..............    $   10,591       21,880          123      116,496       19,098
                                ==========    =========      ========    ========    =========

                                GVITEmMrkts  GVITEmMrkts3 GVITGlTech    GVITGvtBd   GVITGrowth
                                ----------    ---------      -------     --------    ---------
   1.40%....................    $       77          135           71       98,371       10,187
   1.80%....................            --           --           --          868           --
                                ----------    ---------      -------     --------    ---------
        Total ..............    $       77          135           71       99,239       10,187
                                ==========    =========      ========    ========    =========

                                 GVITIDCon    GVITIDMod   GVITIDModAgg GVITIDModCon GVITIntGro
                                ----------    ---------      -------     --------    ---------
   1.40%....................    $       31          300          197          568           55
   1.80%....................            --           --           --           --           --
                                ----------    ---------      -------     --------    ---------
        Total ..............    $       31          300          197          568           55
                                ==========    =========      ========    ========    =========

                                GVITIntGro3   GVITMyMkt   GVITSmCapGr  GVITSmCapVal GVITSmComp
                                ----------    ---------      -------     --------    ---------
   1.40%....................    $        1      103,018       12,890       21,558       29,219
   1.80%....................            --           --           --           93           --
                                ----------    ---------      -------     --------    ---------
        Total ..............    $        1      103,018       12,890       21,651       29,219
                                ==========    =========      ========    ========    =========

                                 GVITTotRt    GVITWLead     JanCapAp   JanGlTechS2   JanGlTech
                                ----------    ---------      -------     --------    ---------
   1.40%....................    $   77,614        5,724       20,712           49        9,993
   1.80%....................            90           --           49           --           --
                                ----------    ---------      -------     --------    ---------
        Total ..............    $   77,704        5,724       20,761           49        9,993
                                ==========    =========      ========    ========    =========

                                JanIntGroS2   JanIntGro   NWGVITStrVal NBAMTGuard    NBAMTMCGr
                                ----------    ---------      -------     --------    ---------
   1.40%....................    $       52       18,436        1,256        4,318       24,842
   1.80%....................            --           --           --           --           --
                                ----------    ---------      -------     --------    ---------
        Total ..............    $       52       18,436        1,256        4,318       24,842
                                ==========    =========      ========    ========    =========

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-8


                NBAMTPart        OppAggGro      OppCapAp      OppMSGrInc      SalBrCap
              -----------      ------------   ------------   ------------   ------------
1.40% ........$     4,427            50,185         87,172         86,249        107,075
1.80% ........       --                --              262            460             88
              -----------      ------------   ------------   ------------   ------------
     Total ...$     4,427            50,185         87,434         86,709        107,163
              ===========      ============   ============   ============   ============


                SalBrHYBd         SalBrInv     SalBrTotRet     SGVITMdCpGr   TurnGVITGro
              -----------      ------------   ------------   ------------   ------------
1.40% ........$    13,297            46,526         22,769         14,252             14
1.80% ........       --                 271           --             --             --
              -----------      ------------   ------------   ------------   ------------
   Total .....$    13,297            46,797         22,769         14,252             14
              ===========      ============   ============   ============   ============


                 VEWrldEMkt     VEWrldHAs       VKEmMkt      VKUSRealEst
               ------------   ------------   ------------   ------------
1.40% ........$     9,191               926          2,624          4,984
1.80%.........         --                --             --             --
              -----------      ------------   ------------   ------------
   Total .....$     9,191               926          2,624          4,984
              ===========      ============   ============   ============


(3) RELATED PARTY TRANSACTIONS

    The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4) CONTRACT OWNER'S EQUITY SCHEDULE

    The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of June 30, 2002, and the contract expense rate and total return for the six month period ended June 30, 2002:

                                                          CONTRACT                     UNIT         CONTRACT          TOTAL
                                                       EXPENSE RATE*      UNITS     FAIR VALUE   OWNERS' EQUITY      RETURN**
                                                       ---------------    -----     ----------    -------------    ----------
    American Century VP - Income & Growth Fund - Class I
       2002  . . . . . . . . . . . . . . . . . . . . . . .  1.40%        264,092   $  8.044301   $     2,124,436   -10.93%

    American Century VP - International Fund - Class I
       2002  . . . . . . . . . . . . . . . . . . . . . . .  1.40%        799,148      7.952223         6,355,003    -5.13%

    American Century VP - International Fund - Class III
       2002  . . . . . . . . . . . . . . . . . . . . . . .  1.40%          8,502      9.713402           82,583     -2.87% 05/01/02
    American Century VP - Ultra Fund - Class I
       2002  . . . . . . . . . . . . . . . . . . . . . . .  1.40%            116      9.106170            1,056     -8.94% 05/01/02

    American Century VP - Value Fund - Class I
       2002  . . . . . . . . . . . . . . . . . . . . . . .  1.40%        396,029     12.179169        4,823,304     -4.57%
                                                            1.80%            614     10.204146            6,265     -4.76%

    Comstock GVIT Value Fund - Class I
       2002  . . . . . . . . . . . . . . . . . . . . . . .  1.40%        109,516      7.415111          812,073    -14.76%

    Credit Suisse Trust - Large Cap Value Portfolio
       2002  . . . . . . . . . . . . . . . . . . . . . . .  1.40%         21,101      9.582241          202,195    -10.30%

    Dreyfus GVIT Mid Cap Index Fund - Class I
       2002  . . . . . . . . . . . . . . . . . . . . . . .  1.40%        628,659     12.361367        7,771,085     -4.37%
                                                            1.80%            623      9.331535            5,814     -4.56%

    Dreyfus Socially Responsible Growth Fund, Inc., The
       2002  . . . . . . . . . . . . . . . . . . . . . . .  1.40%        705,289      6.611872        4,663,281    -17.70%

    Dreyfus VIF - Appreciation Portfolio
       2002  . . . . . . . . . . . . . . . . . . . . . . .  1.40%        443,796      8.732490        3,875,444     -9.32%
                                                            1.80%          3,403      8.308318           28,273     -9.50%

    Federated GVIT High Income Bond Fund - Class I
       2002  . . . . . . . . . . . . . . . . . . . . . . .  1.40%         67,324      9.434886          635,194     -0.98%

    Federated IS - Federated Quality Bond Fund II-Primary
    Shares
      2002   . . . . . . . . . . . . . . . . . . . . . . .  1.40%        367,364     11.774942        4,325,690      1.88%
                                                            1.80%          3,498     10.550469           36,906      1.68%

    Fidelity(R) VIP - Equity-Income Portfolio:
      Service Class
      2002  . . . . . . . . . . . . . . . .  . . . . . .    1.40%      1,190,816      9.643630       11,483,789     -6.82%
                                                            1.80%          7,172      8.695849           62,367     -7.01%

    Fidelity(R) VIP - Growth Portfolio:
    Service Class
       2002  . . . . . . . . . . . . . . . . . . . . . . .  1.40%      3,254,548      6.989268       22,746,908    -19.84%
                                                            1.80%            703      6.930310            4,872    -20.00%

    Fidelity(R) VIP - High Income Portfolio:
       Service Class
       2002  . . . . . . . . . . . . . . . . . . . . . . .  1.40%        222,821      6.534361        1,455,993     -4.93%

    Fidelity(R) VIP - Overseas Portfolio:
       Service Class
       2002  . . . . . . . . . . . . . . . . . . . . . . .  1.40%        385,678      7.423745        2,863,175     -3.18%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-8


                                                          CONTRACT                     UNIT         CONTRACT        TOTAL
                                                        EXPENSE RATE*     UNITS    FAIR VALUE    OWNERS' EQUITY    RETURN**
                                                       ---------------     -----    ----------    -------------   ----------
Fidelity(R) VIP - Overseas Portfolio:Service Class R
   2002  . . . . . . . . . . . . . . . . . . . . . . . . . 1.40%           7,804      9.515339           74,258    -4.85%  05/01/02

Fidelity(R) VIP II - Contrafund Portfolio:Service Class
   2002  . . . . . . . . . . . . . . . . . . . . . . . . . 1.40%       1,705,004      9.211307       15,705,315    -1.52%

Fidelity(R) VIP III - Growth Opportunities Portfolio:
   Service Class
   2002  . . . . . . . . . . . . . . . . . . . . . . . . . 1.40%         374,141      6.297240        2,356,056   -13.90%

Gartmore GVIT Emerging Markets Fund - Class I
   2002  . . . . . . . . . . . . . . . . . . . . . . . . . 1.40%           1,554      7.859667           12,214    -3.17%

Gartmore GVIT Emerging Markets Fund - Class III
   2002  . . . . . . . . . . . . . . . . . . . . . . . . . 1.40%          10,754      8.689890           93,451   -13.10%  05/01/02

Gartmore GVIT Global Technology and Communications Fund -
   Class I
   2002  . . . . . . . . . . . . . . . . . . . . . . . . . 1.40%           2,067      2.286605            4,726   -32.48%

Gartmore GVIT Global Technology and Communications Fund -
   Class III
   2002  . . . . . . . . . . . . . . . . . . . . . . . . . 1.40%               3      8.482986               25   -15.17%  05/01/02

Gartmore GVIT Government Bond Fund - Class I
   2002  . . . . . . . . . . . . . . . . . . . . . . . . . 1.40%       1,279,520     12.060966       15,432,247     3.46%
                                                           1.80%           9,408     10.730414          100,952     3.26%

Gartmore GVIT Growth Fund - Class I
   2002  . . . . . . . . . . . . . . . . . . . . . . . . . 1.40%         282,607      4.413145        1,247,186   -17.73%

Gartmore GVIT ID Conservative Fund
   2002  . . . . . . . . . . . . . . . . . . . . . . . . . 1.40%           7,966      9.949017           79,254    -0.51% 01/25/02
Gartmore GVIT ID Moderate Fund
   2002  . . . . . . . . . . . . . . . . . . . . . . . . . 1.40%          39,869      9.636895          384,213    -3.63% 01/25/02
Gartmore GVIT ID Moderately Aggressive Fund
   2002  . . . . . . . . . . . . . . . . . . . . . . . . . 1.40%          17,304      9.539291          165,068    -4.61% 01/25/02
Gartmore GVIT ID Moderately Conservative Fund
   2002  . . . . . . . . . . . . . . . . . . . . . . . . . 1.40%          45,305      9.803816          444,162    -1.96% 01/25/02
Gartmore GVIT International Growth Fund - Class I
   2002  . . . . . . . . . . . . . . . . . . . . . . . . . 1.40%           1,311      5.957367            7,810    -8.13%

Gartmore GVIT International Growth Fund - Class III
   2002  . . . . . . . . . . . . . . . . . . . . . . . . . 1.40%             173      9.508854            1,645    -4.91% 05/01/02
Gartmore GVIT Money Market Fund - Class I
   2002  . . . . . . . . . . . . . . . . . . . . . . . . . 1.40%       1,456,562     10.768104       15,684,411    -0.08%

Gartmore GVIT Small Cap Growth Fund - Class I
   2002  . . . . . . . . . . . . . . . . . . . . . . . . . 1.40%         167,158      9.581284        1,601,588   -20.03%

Gartmore GVIT Small Cap Value Fund - Class I
   2002  . . . . . . . . . . . . . . . . . . . . . . . . . 1.40%         210,549     13.414576        2,824,426   -12.95%
                                                           1.80%           1,471      8.409057           12,370   -13.13%

                                                       CONTRACT                       UNIT           CONTRACT        TOTAL
                                                      EXPENSE RATE*      UNITS     FAIR VALUE     OWNERS' EQUITY    RETURN**
                                                     ---------------     -----     ----------      -------------   ----------
Gartmore GVIT Small Company Fund - Class I
   2002  . . . . . . . . . . . . . . . . . . . . . . . . . 1.40%         323,931     12.375664       4,008,861     -5.01%

Gartmore GVIT Total Return Fund - Class I
   2002  . . . . . . . . . . . . . . . . . . . . . . . . . 1.40%       1,249,854      8.468990     10,585,001      -6.62%
                                                           1.80%           1,464      8.629542         12,634      -6.80%

Gartmore GVIT Worldwide Leaders Fund - Class I
   2002  . . . . . . . . . . . . . . . . . . . . . . . . . 1.40%         105,984      7.384870        782,678      -6.32%

Janus AS - Capital Appreciation Portfolio -
   Service Shares
   2002   . . . . . . . . . . . . . . . . . . . . . . . . .1.40%         486,104      5.911805      2,873,752      -7.69%
                                                           1.80%             795      7.650686          6,082      -7.87%

Janus AS - Global Technology Portfolio -
   Service II Shares
   2002 . . . . . . . . . . . . . . . . . . . . . . . . . 1.40%           3,220      8.514554         27,417     -14.85% 05/01/02

Janus AS - Global Technology Portfolio -
   Service Shares
   2002  . . . . . . . . . . . . . . . . . . . . . . . . . 1.40%         392,820      2.873910      1,128,929     -30.14%

Janus AS - International Growth Portfolio -
   Service II Shares
   2002 . . . . . . . . . . . . . . . . . . . . . . . . . .1.40%           3,875      9.210369         35,690      -7.90% 05/01/02

Janus AS - International Growth Portfolio -
   Service Shares
   2002  . . . . . . . . . . . . . . . . . . . . . . . . . 1.40%         442,932      5.272458      2,335,340     -12.77%

Nationwide GVIT Strategic Value Fund - Class I
   2002  . . . . . . . . . . . . . . . . . . . . . . . . . 1.40%          13,741      9.260149        127,244     -15.30%

Neuberger Berman AMT - Guardian Portfolio
   2002  . . . . . . . . . . . . . . . . . . . . . . . . . 1.40%          55,715      9.919052        552,640     -11.80%

Neuberger Berman AMT - Mid-Cap Growth Portfolio
   2002  . . . . . . . . . . . . . . . . . . . . . . . . . 1.40%         380,679      8.273203      3,149,435     -17.75%

Neuberger Berman AMT - Partners Portfolio
   2002  . . . . . . . . . . . . . . . . . . . . . . . . . 1.40%          75,197      9.287684        698,406     -10.46%

Oppenheimer Aggressive Growth Fund/VA - Initial Class
   2002  . . . . . . . . . . . . . . . . . . . . . . . . . 1.40%         896,727      7.077528      6,346,610     -17.81%

Oppenheimer Capital Appreciation Fund/VA - Initial Class
   2002  . . . . . . . . . . . . . . . . . . . . . . . . . 1.40%       1,254,672      8.748663     10,976,703     -19.75%
                                                           1.80%           3,701      6.940565         25,687     -19.91%

Oppenheimer Main Street Growth & Income Fund/VA -
   Initial Class
   2002 . . . . . . . . . . . . . . . . . . . . . . . . . 1.40%       1,436,551      8.188386     11,763,034      -7.67%
                                                           1.80%           5,868      8.424368         49,434      -7.86%

Salomon Brothers VSF Inc. Capital Fund
   2002  . . . . . . . . . . . . . . . . . . . . . . . . . 1.40%       1,271,867     10.899584     13,862,821     -16.15%
                                                           1.80%           1,466      7.877327         11,548     -16.31%

Salomon Brothers VSF Inc. High Yield Bond Fund
   2002  . . . . . . . . . . . . . . . . . . . . . . . . . 1.40%         189,890     10.384057       1,971,829     -1.67%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-8


                                                             CONTRACT                       UNIT           CONTRACT      TOTAL
                                                           EXPENSE RATE*      UNITS      FAIR VALUE    OWNERS' EQUITY   RETURN**
                                                          ---------------     -----      ----------     -------------  ----------
   Salomon Brothers VSF Inc. Investors Fund
      2002  . . . . . . . . . . . . . . . . . . . . . . . .    1.40%         632,039      9.804446         6,196,792    -13.35%
                                                               1.80%           3,472      7.893019            27,405    -13.52%

   Salomon Brothers VSF Inc. Total Return Fund
      2002  . . . . . . . . . . . . . . . . . . . . . . . .    1.40%         348,351      9.848959         3,430,895     -4.70%

   Strong GVIT Mid Cap Growth Fund - Class I
      2002  . . . . . . . . . . . . . . . . . . . . . . . .    1.40%         272,318      6.178365         1,682,480    -24.25%

   Van Eck WIT - Worldwide Emerging Markets Fund
      2002  . . . . . . . . . . . . . . . . . . . . . . . .    1.40%         135,024      9.192721         1,241,238     6.09%

   Van Eck WIT - Worldwide Hard Assets Fund
      2002  . . . . . . . . . . . . . . . . . . . . . . . .    1.40%          12,436     10.861234           135,070     8.58%

   Van Kampen UIF - Emerging Markets Debt Portfolio
      2002  . . . . . . . . . . . . . . . . . . . . . . . .    1.40%          27,065     13.425213           363,353     -0.55%

   Van Kampen UIF - U.S. Real Estate Portfolio
      2002  . . . . . . . . . . . . . . . . . . . . . . . .    1.40%          61,684     14.718628           907,904     9.67%
                                                                                                      --------------
      2002 Contract owners' equity  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $  215,913,995
                                                                                                      ==============


 * This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

(5) FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each six-month period in the three year period ended June 30, 2002.

                                                 CONTRACT                                              INVESTMENT
                                                 EXPENSE                  UNIT          CONTRACT         INCOME        TOTAL
                                                   RATE*      UNITS     FAIR VALUE   OWNERS' EQUITY      RATIO**      RETURN***
                                                  -------     -----     ----------    -------------     ---------    -----------
    American Century VP - Income & Growth Fund -
       Class I
       2002 . . . . . . . . . . . . . . . . . . .  1.40%      264,092  $  8.044301   $     2,124,436      1.12%     -10.93%
       2001 . . . . . . . . . . . . . . . . . . .  1.40%      247,031     9.546519         2,358,286      0.83%      -4.49%
       2000 . . . . . . . . . . . . . . . . . . .  1.40%      129,296    10.858084         1,403,907      0.39%      -4.25%

    American Century VP - International Fund -
       Class I
       2002 . . . . . . . . . . . . . . . . . . .  1.40%      799,148     7.952223         6,355,003      0.85%      -5.13%
       2001 . . . . . . . . . . . . . . . . . . .  1.40%      948,701     9.519124         9,030,805      0.08%     -20.71%
       2000 . . . . . . . . . . . . . . . . . . .  1.40%      594,042    13.661142         8,115,292      0.08%      -6.67%

    American Century VP - International Fund -
       Class III
       2002 . . . . . . . . . . . . . . . . . . .  1.40%        8,502     9.713402            82,583      0.00%      -2.87% 05/01/02

    American Century VP - Ultra Fund - Class I
       2002 . . . . . . . . . . . . . . . . . . .  1.40%          116     9.106170             1,056      0.00%      -8.94% 05/01/02

    American Century VP - Value Fund - Class I
       2002 . . . . . . . . . . . . . . . . . . .  1.40%                 10.204146                                   -4.76%
                                                     to       396,643        to            4,829,569      0.93%       to
                                                   1.80%                 12.179169                                   -4.57%
       2001 . . . . . . . . . . . . . . . . . . .  1.40%      211,783    12.215184         2,586,974      1.04%       6.46%
       2000 . . . . . . . . . . . . . . . . . . .  1.40%       46,473     9.389064           436,338      0.91%      -4.67%

    Comstock GVIT Value Fund - Class I
       2002 . . . . . . . . . . . . . . . . . . .  1.40%      109,516     7.415111           812,073      0.43%     -14.76%
       2001 . . . . . . . . . . . . . . . . . . .  1.40%      110,209     9.100235         1,002,928      0.63%      -9.39%
       2000 . . . . . . . . . . . . . . . . . . .  1.40%       50,098    11.514233           576,840      0.46%       1.04%

    Credit Suisse Trust - Large Cap Value Portfolio
       2002 . . . . . . . . . . . . . . . . . . .  1.40%       21,101     9.582241           202,195      0.00%     -10.30%
       2001 . . . . . . . . . . . . . . . . . . .  1.40%       20,806    11.011629           229,107      0.00%       2.59%
       2000 . . . . . . . . . . . . . . . . . . .  1.40%       18,278     9.683049           176,987      0.00%      -3.12%

    Dreyfus GVIT Mid Cap Index Fund - Class I
       2002 . . . . . . . . . . . . . . . . . . .  1.40%                  9.331535                                   -4.56%
                                                     to       629,282        to            7,776,898      0.09%        to
                                                   1.80%                 12.361367                                   -4.37%
       2001 . . . . . . . . . . . . . . . . . . .  1.40%      565,021    13.277585         7,502,113      0.28%      -0.05%
       2000 . . . . . . . . . . . . . . . . . . .  1.40%      275,460    12.565915         3,461,407      0.44%       7.46%

    Dreyfus Socially Responsible Growth Fund,
       Inc., The
       2002 . . . . . . . . . . . . . . . . . . .  1.40%      705,289     6.611872         4,663,281      0.01%     -17.70%
       2001 . . . . . . . . . . . . . . . . . . .  1.40%      785,589     8.975775         7,051,267      0.01%     -14.72%
       2000 . . . . . . . . . . . . . . . . . . .  1.40%      490,115    12.217306         5,987,885      0.02%       1.83%

    Dreyfus VIF - Appreciation Portfolio
       2002 . . . . . . . . . . . . . . . . . . .  1.40%                  8.308318                                   -9.50%
                                                     to       447,199        to            3,903,717      0.01%        to
                                                   1.80%                  8.732490                                   -9.32%
       2001 . . . . . . . . . . . . . . . . . . .  1.40%      426,507    10.024921         4,275,697      0.01%      -6.91%
       2000 . . . . . . . . . . . . . . . . . . .  1.40%      323,178    11.221053         3,626,397      0.01%       2.07%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-8


                                                 CONTRACT                                              INVESTMENT
                                                  EXPENSE                    UNIT          CONTRACT      INCOME       TOTAL
                                                   RATE*        UNITS     FAIR VALUE   OWNERS' EQUITY    RATIO**     RETURN***
                                                  -------       -----     ----------    -------------   ---------   -----------
Federated GVIT High Income Bond Fund - Class I
   2002 . . . . . . . . . . . . . . . . . . . . .  1.40%        67,324      9.434886        635,194      2.27%     -0.98%
   2001 . . . . . . . . . . . . . . . . . . . . .  1.40%        57,454      9.413568        540,846      5.41%      1.51%
   2000 . . . . . . . . . . . . . . . . . . . . .  1.40%        16,227     10.028884        162,739      7.68%     -2.19%

Federated IS - Federated Quality Bond Fund II -
   Primary Shares
   2002  . . . . . . . . . . . . . . . . . . . . . 1.40%                   10.550469                                1.68%
                                                    to         370,862            to      4,362,595      4.13%        to
                                                   1.80%                   11.774942                                1.88%
   2001 . . . . . . . . . . . . . . . . . . . . .  1.40%       240,899     11.175831      2,692,247      2.29%      2.97%
   2000 . . . . . . . . . . . . . . . . . . . . .  1.40%        66,546     10.205427        679,130      0.65%      2.41%

Fidelity(R) VIP - Equity-Income Portfolio:
   Service Class
   2002 . . . . . . . . . . . . . . . . . . . . . 1.40%                    8.695849                               -7.01%
                                                    to       1,197,988            to     11,546,156      1.73%        to
                                                   1.80%                    9.643630                               -6.82%
   2001 . . . . . . . . . . . . . . . . . . . . .  1.40%     1,028,160     10.874664     11,180,892      1.48%     -1.68%
   2000 . . . . . . . . . . . . . . . . . . . . .  1.40%       431,733     10.000152      4,317,395      0.69%     -3.44%

Fidelity(R) VIP - Growth Portfolio: Service Class
   2002 . . . . . . . . . . . . . . . . . . . . .  1.40%                    6.930310                              -20.00%
                                                    to       3,255,251            to     22,751,780      0.15%         to
                                                   1.80%                    6.989268                              -19.84%
   2001 . . . . . . . . . . . . . . . . . . . . .  1.40%     3,493,051      9.642219     33,680,759      0.00%    -10.30%
   2000 . . . . . . . . . . . . . . . . . . . . .  1.40%     1,874,776     12.788473     23,975,522      0.04%      4.33%

Fidelity(R) VIP - High Income Portfolio:
   Service Class
   2002 . . . . . . . . . . . . . . . . . . . . .  1.40%       222,821      6.534361      1,455,993     12.17%     -4.93%
   2001 . . . . . . . . . . . . . . . . . . . . .  1.40%       206,546      7.291611      1,506,051     11.20%     -7.85%
   2000 . . . . . . . . . . . . . . . . . . . . .  1.40%       101,451      9.787168        992,918      2.79%     -5.61%

Fidelity(R) VIP - Overseas Portfolio:
   Service Class
   2002 . . . . . . . . . . . . . . . . . . . . .  1.40%       385,678      7.423745      2,863,175      0.77%     -3.18%
   2001 . . . . . . . . . . . . . . . . . . . . .  1.40%       453,637      8.682796      3,938,835      4.93%    -12.10%
   2000 . . . . . . . . . . . . . . . . . . . . .  1.40%       352,055     11.683816      4,113,346      0.60%     -5.70%

Fidelity(R) VIP - Overseas Portfolio:
   Service Class R
   2002 . . . . . . . . . . . . . . . . . . . . .  1.40%         7,804      9.515339         74,258      0.00%     -4.85% 05/01/02

Fidelity(R) VIP II - Contrafund Portfolio:
   Service Class
   2002 . . . . . . . . . . . . . . . . . . . . .  1.40%     1,705,004      9.211307     15,705,315      0.81%     -1.52%
   2001 . . . . . . . . . . . . . . . . . . . . .  1.40%     1,864,337      9.674476     18,036,480      0.68%    -10.63%
   2000 . . . . . . . . . . . . . . . . . . . . .  1.40%     1,124,586     11.528099     12,964,338      0.17%     -2.04%

Fidelity(R) VIP III - Growth Opportunities Portfolio:
   Service Class
   2002 . . . . . . . . . . . . . . . . . . . . .  1.40%       374,141      6.297240      2,356,056      0.97%    -13.90%
   2001 . . . . . . . . . . . . . . . . . . . . .  1.40%       404,508      7.854381      3,177,163      0.24%     -9.42%
   2000 . . . . . . . . . . . . . . . . . . . . .  1.40%       263,300     10.152577      2,673,174      0.62%     -4.37%

Gartmore GVIT Emerging Markets Fund - Class I
   2002 . . . . . . . . . . . . . . . . . . . . .  1.40%         1,554      7.859667         12,214      0.00%     -3.17%
   2001 . . . . . . . . . . . . . . . . . . . . .  1.40%         1,027      8.794814          9,031      0.74%      1.29%

Gartmore GVIT Emerging Markets Fund - Class III
   2002 . . . . . . . . . . . . . . . . . . . . .  1.40%        10,754      8.689890         93,451      0.00%    -13.10% 05/01/02


                                               CONTRACT                                               INVESTMENT
                                                EXPENSE                      UNIT        CONTRACT       INCOME        TOTAL
                                                 RATE*        UNITS       FAIR VALUE  OWNERS' EQUITY    RATIO**      RETURN***
                                                -------       -----       ----------   -------------   ---------    -----------
Gartmore GVIT Global Technology and
   Communications Fund - Class I
   2002 . . . . . . . . . . . . . . . . . . . . . 1.40%        2,067        2.286605          4,726      0.00%      -32.48%
   2001 . . . . . . . . . . . . . . . . . . . . . 1.40%        2,315        4.221006          9,773      0.00%      -29.62%

Gartmore GVIT Global Technology and
   Communications Fund - Class III
   2002 . . . . . . . . . . . . . . . . . . . . . 1.40%            3        8.482986             25      0.00%      -15.17% 05/01/02

Gartmore GVIT Government Bond Fund - Class I
   2002 . . . . . . . . . . . . . . . . . . . . . 1.40%                    10.730414                                  3.26%
                                                  to       1,288,928             to      15,533,199      1.34%         to
                                                  1.80%                    12.060966                                  3.46%
   2001 . . . . . . . . . . . . . . . . . . . . . 1.40%      811,858       11.212547      9,102,993      2.78%        1.71%
   2000 . . . . . . . . . . . . . . . . . . . . . 1.40%      193,570       10.262054      1,986,425      3.86%        3.30%

Gartmore GVIT Growth Fund - Class I
   2002 . . . . . . . . . . . . . . . . . . . . . 1.40%      282,607        4.413145      1,247,186      0.00%      -17.73%
   2001 . . . . . . . . . . . . . . . . . . . . . 1.40%      301,795        5.914793      1,785,056      0.00%      -21.88%
   2000 . . . . . . . . . . . . . . . . . . . . . 1.40%      220,733       10.456340      2,308,059      0.21%        0.05%

Gartmore GVIT ID Conservative Fund
   2002 . . . . . . . . . . . . . . . . . . . . . 1.40%        7,966        9.949017         79,254      0.00%       -0.51% 01/25/02

Gartmore GVIT ID Moderate Fund
   2002 . . . . . . . . . . . . . . . . . . . . . 1.40%       39,869        9.636895        384,213      0.00%       -3.63% 01/25/02

Gartmore GVIT ID Moderately Aggressive Fund
   2002 . . . . . . . . . . . . . . . . . . . . . 1.40%       17,304        9.539291        165,068      0.00%       -4.61% 01/25/02

Gartmore GVIT ID Moderately Conservative Fund
   2002 . . . . . . . . . . . . . . . . . . . . . 1.40%       45,305        9.803816        444,162      0.00%       -1.96% 01/25/02

Gartmore GVIT International Growth Fund -
   Class I
   2002 . . . . . . . . . . . . . . . . . . . . . 1.40%        1,311        5.957367          7,810      0.00%       -8.13%
   2001 . . . . . . . . . . . . . . . . . . . . . 1.40%          258        7.360872          1,902      0.98%      -20.15%

Gartmore GVIT International Growth Fund -
   Class III
   2002 . . . . . . . . . . . . . . . . . . . . . 1.40%          173        9.508854          1,645      0.00%       -4.91% 05/01/02

Gartmore GVIT Money Market Fund - Class I
   2002 . . . . . . . . . . . . . . . . . . . . . 1.40%    1,456,562       10.768104     15,684,411      0.59%       -0.08%
   2001 . . . . . . . . . . . . . . . . . . . . . 1.40%    1,013,524       10.718702     10,863,665      2.22%        1.60%
   2000 . . . . . . . . . . . . . . . . . . . . . 1.40%      302,038       10.302795      3,111,835      3.45%        2.10%

Gartmore GVIT Small Cap Growth Fund - Class I
   2002 . . . . . . . . . . . . . . . . . . . . . 1.40%      167,158        9.581284      1,601,588      0.00%      -20.03%
   2001 . . . . . . . . . . . . . . . . . . . . . 1.40%      155,585       12.850870      1,999,409      0.00%       -5.72%
   2000 . . . . . . . . . . . . . . . . . . . . . 1.40%      105,974       17.221904      1,825,074      0.00%        4.44%

Gartmore GVIT Small Cap Value Fund - Class I
   2002 . . . . . . . . . . . . . . . . . . . . . 1.40%                     8.409057                                -13.13%
                                                   to        212,020             to       2,836,795      0.00%         to
                                                  1.80%                    13.414576                                -12.95%
   2001 . . . . . . . . . . . . . . . . . . . . . 1.40%      164,234       15.855124      2,603,953      0.00%       30.12%
   2000 . . . . . . . . . . . . . . . . . . . . . 1.40%      100,715       12.249841      1,233,743      0.00%       10.00%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-8


                                                 CONTRACT                                            INVESTMENT
                                                  EXPENSE                  UNIT        CONTRACT       INCOME         TOTAL
                                                   RATE*      UNITS     FAIR VALUE  OWNERS' EQUITY    RATIO**       RETURN***
                                                  -------     -----     ----------   -------------   ---------     -----------
Gartmore GVIT Small Company Fund - Class I
   2002 . . . . . . . . . . . . . . . . . . . . .  1.40%      323,931    12.375664      4,008,861      0.00%        -5.01%
   2001 . . . . . . . . . . . . . . . . . . . . .  1.40%      330,871    13.874605      4,590,708      0.11%        -2.04%
   2000 . . . . . . . . . . . . . . . . . . . . .  1.40%      155,617    14.096176      2,193,605      0.05%         6.87%

Gartmore GVIT Total Return Fund - Class I
   2002 . . . . . . . . . . . . . . . . . . . . .  1.40%                  8.468990                                  -6.80%
                                                    to      1,251,318          to      10,597,635      0.19%           to
                                                   1.80%                  8.629542                                  -6.62%
   2001 . . . . . . . . . . . . . . . . . . . . .  1.40%    1,153,398     9.541323     11,004,938      0.39%        -8.54%
   2000 . . . . . . . . . . . . . . . . . . . . .  1.40%      537,764    11.093680      5,965,781      0.40%         2.64%

Gartmore GVIT Worldwide Leaders Fund - Class I
   2002 . . . . . . . . . . . . . . . . . . . . .  1.40%      105,984     7.384870        782,678      1.25%        -6.32%
   2001 . . . . . . . . . . . . . . . . . . . . .  1.40%      108,492     8.379831        909,148      1.05%       -14.91%
   2000 . . . . . . . . . . . . . . . . . . . . .  1.40%       77,617    11.240008        872,416      1.56%        -1.33%

Janus AS - Capital Appreciation Portfolio -
   Service Shares
   2002  . . . . . . . . . . . . . . . . . . . . .  1.40%                  5.911805                                  -7.87%
                                                    to        486,899           to      2,879,834      0.00%           to
                                                   1.80%                  7.650686                                  -7.69%
   2001 . . . . . . . . . . . . . . . . . . . . .  1.40%      485,644     7.129480      3,462,390      0.68%       -14.20%
   2000 . . . . . . . . . . . . . . . . . . . . .  1.40%       52,606     9.832924        517,271      0.07%        -1.67% 6/8/00

Janus AS - Global Technology Portfolio -
   Service II Shares
   2002 . . . . . . . . . . . . . . . . . . . . .  1.40%        3,220     8.514554         27,417      0.00%       -14.85% 05/01/02

Janus AS - Global Technology Portfolio -
   Service Shares
   2002 . . . . . . . . . . . . . . . . . . . . .  1.40%      392,820     2.873910      1,128,929      0.00%       -30.14%
   2001 . . . . . . . . . . . . . . . . . . . . .  1.40%      365,409     4.895128      1,788,723      0.60%       -26.47%
   2000 . . . . . . . . . . . . . . . . . . . . .  1.40%       29,466     9.991534        294,411      0.00%        -0.08% 6/8/00

Janus AS - International Growth Portfolio -
   Service II Shares
   2002 . . . . . . . . . . . . . . . . . . . . .  1.40%        3,875     9.210369         35,690      0.00%        -7.90% 05/01/02

Janus AS - International Growth Portfolio -
   Service Shares
   2002 . . . . . . . . . . . . . . . . . . . . .  1.40%      442,932     5.272458      2,335,340      0.00%       -12.77%
   2001 . . . . . . . . . . . . . . . . . . . . .  1.40%      435,181     6.715503      2,922,458      0.56%       -16.12%
   2000 . . . . . . . . . . . . . . . . . . . . .  1.40%       18,410     9.881045        181,910      0.00%        -1.19% 6/8/00

Nationwide GVIT Strategic Value Fund - Class I
   2002 . . . . . . . . . . . . . . . . . . . . .  1.40%       13,741     9.260149        127,244      0.00%       -15.30%
   2001 . . . . . . . . . . . . . . . . . . . . .  1.40%       20,229    11.330376        229,200      0.39%        -1.16%
   2000 . . . . . . . . . . . . . . . . . . . . .  1.40%        7,940    10.589683      2,193,605      0.02%        -2.00%

Neuberger Berman AMT - Guardian Portfolio
   2002 . . . . . . . . . . . . . . . . . . . . .  1.40%       55,715     9.919052        552,640      0.73%       -11.80%
   2001 . . . . . . . . . . . . . . . . . . . . .  1.40%       50,604    11.682804        591,200      0.43%         0.88%
   2000 . . . . . . . . . . . . . . . . . . . . .  1.40%       24,928    11.963020        298,214      0.30%         3.01%

Neuberger Berman AMT - Mid-Cap Growth Portfolio
   2002 . . . . . . . . . . . . . . . . . . . . .  1.40%      380,679     8.273203      3,149,435      0.00%       -17.75%
   2001 . . . . . . . . . . . . . . . . . . . . .  1.40%      384,029    11.644106      4,471,674      0.00%       -14.00%
   2000 . . . . . . . . . . . . . . . . . . . . .  1.40%      175,563    16.619046      2,917,690      0.00%        12.01%



                                                  CONTRACT                                                 INVESTMENT
                                                   EXPENSE                     UNIT           CONTRACT       INCOME       TOTAL
                                                    RATE*       UNITS       FAIR VALUE    OWNERS' EQUITY     RATIO**     RETURN***
                                                   -------      -----       ----------     -------------    ---------   -----------
Neuberger Berman AMT - Partners Portfolio
   2002 . . . . . . . . . . . . . . . . . . . . .   1.40%       75,197        9.287684        698,406         0.53%       -10.46%
   2001 . . . . . . . . . . . . . . . . . . . . .   1.40%       50,435       10.682229        538,760         0.37%        -1.33%
   2000 . . . . . . . . . . . . . . . . . . . . .   1.40%       23,147       10.768033        249,248         0.16%        -1.24%

Oppenheimer Aggressive Growth Fund/VA -
   Initial Class
   2002 . . . . . . . . . . . . . . . . . . . . .   1.40%      896,727        7.077528      6,346,610         0.70%       -17.81%
   2001 . . . . . . . . . . . . . . . . . . . . .   1.40%      922,414        9.212262      8,497,523         0.90%       -27.51%
   2000 . . . . . . . . . . . . . . . . . . . . .   1.40%      477,765       17.476451      8,349,637         0.00%        20.36%

Oppenheimer Capital Appreciation Fund/VA -
   Initial Class
   2002 . . . . . . . . . . . . . . . . . . . . .   1.40%                     6.940565                                    -19.91%
                                                     to      1,258,373            to       11,002,390         0.62%          to
                                                    1.80%                     8.748663                                    -19.75%
   2001 . . . . . . . . . . . . . . . . . . . . .   1.40%    1,166,624       11.946786     13,937,409         0.60%        -5.55%
   2000 . . . . . . . . . . . . . . . . . . . . .   1.40%      584,389       13.969453      8,163,595         0.09%         8.65%

Oppenheimer Main Street Growth & Income Fund/VA -
   Initial Class
   2002 . . . . . . . . . . . . . . . . . . . . .   1.40%                     8.188386                                     -7.86%
                                                     to      1,442,419            to       11,812,468         0.79%          to
                                                    1.80%                     8.424368                                     -7.67%
   2001 . . . . . . . . . . . . . . . . . . . . .   1.40%    1,281,043        9.351056     11,979,103         0.54%        -6.61%
   2000 . . . . . . . . . . . . . . . . . . . . .   1.40%      639,109       11.074463      7,077,789         0.30%        -0.51%

Salomon Brothers VSF Inc. Capital Fund
   2002 . . . . . . . . . . . . . . . . . . . . .   1.40%                     7.877327                                    -16.31%
                                                      to     1,273,333           to        13,874,369         0.00%         to
                                                    1.80%                    10.899584                                    -16.15%
   2001 . . . . . . . . . . . . . . . . . . . . .   1.40%    1,079,894       13.553798     14,636,668         0.00%         4.76%
   2000 . . . . . . . . . . . . . . . . . . . . .   1.40%      493,003       12.833425      6,326,917         0.00%        15.65%

Salomon Brothers VSF Inc. High Yield Bond Fund
   2002 . . . . . . . . . . . . . . . . . . . . .   1.40%      189,890       10.384057      1,971,829         0.00%        -1.67%
   2001 . . . . . . . . . . . . . . . . . . . . .   1.40%      148,284       10.646629      1,578,722         0.00%         4.51%
   2000 . . . . . . . . . . . . . . . . . . . . .   1.40%       97,988       10.205495      1,000,016         0.00%        -1.24%

Salomon Brothers VSF Inc. Investors Fund
   2002 . . . . . . . . . . . . . . . . . . . . .   1.40%                     7.893019                                    -13.52%
                                                      to       635,511             to       6,224,197         0.00%          to
                                                    1.80%                     9.804446                                    -13.35%
   2001 . . . . . . . . . . . . . . . . . . . . .   1.40%      481,573       11.816942      5,690,716         0.00%        -1.30%
   2000 . . . . . . . . . . . . . . . . . . . . .   1.40%      185,547       11.420849      2,119,105         0.00%         8.40%

Salomon Brothers VSF Inc. Total Return Fund
   2002 . . . . . . . . . . . . . . . . . . . . .   1.40%      348,351        9.848959      3,430,895         0.01%        -4.70%
   2001 . . . . . . . . . . . . . . . . . . . . .   1.40%      248,924       10.325882      2,570,364         0.00%        -2.28%
   2000 . . . . . . . . . . . . . . . . . . . . .   1.40%       84,572       10.169935        860,092        -0.01%         2.41%

Strong GVIT Mid Cap Growth Fund - Class I
   2002 . . . . . . . . . . . . . . . . . . . . .   1.40%      272,318        6.178365      1,682,480         0.00%       -24.25%
   2001 . . . . . . . . . . . . . . . . . . . . .   1.40%      290,531       10.164793      2,953,184         0.00%       -14.38%
   2000 . . . . . . . . . . . . . . . . . . . . .   1.40%      204,043       14.839965      3,027,991         0.00%         4.30%

Turner GVIT Growth Focus Fund - Class I
   2001 . . . . . . . . . . . . . . . . . . . . .   1.40%          762        4.574453          3,484         0.00%       -27.65%


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-8


                                                      CONTRACT                                              INVESTMENT
                                                       EXPENSE                   UNIT          CONTRACT       INCOME       TOTAL
                                                        RATE*        UNITS    FAIR VALUE   OWNERS' EQUITY    RATIO**     RETURN***
                                                       -------       -----    ----------    -------------   ---------   -----------
    Van Eck WIT - Worldwide Emerging Markets Fund
      2002 . . . . . . . . . . . . . . . . . . . . . . . 1.40%      135,024     9.192721        1,241,238      0.20%       6.09%
      2001 . . . . . . . . . . . . . . . . . . . . . . . 1.40%      149,556     8.824244        1,319,716      0.00%      -1.42%
      2000 . . . . . . . . . . . . . . . . . . . . . . . 1.40%      116,942    13.581684        1,588,269      0.00%     -13.03%

    Van Eck WIT - Worldwide Hard Assets Fund
      2002 . . . . . . . . . . . . . . . . . . . . . . . 1.40%       12,436    10.861234          135,070      0.87%       8.58%
      2001 . . . . . . . . . . . . . . . . . . . . . . . 1.40%       11,715    10.866366          127,301      0.96%      -4.08%
      2000 . . . . . . . . . . . . . . . . . . . . . . . 1.40%        3,928    10.642939           41,805      0.84%       3.20%

    Van Kampen UIF - Emerging Markets Debt Portfolio
      2002 . . . . . . . . . . . . . . . . . . . . . . . 1.40%       27,065    13.425213          363,353      0.00%      -0.55%
      2001 . . . . . . . . . . . . . . . . . . . . . . . 1.40%       27,854    12.938213          360,378      0.00%       4.04%
      2000 . . . . . . . . . . . . . . . . . . . . . . . 1.40%        7,824    11.975091           93,693      0.00%       5.77%

    Van Kampen UIF - U.S. Real Estate Portfolio
      2002 . . . . . . . . . . . . . . . . . . . . . . . 1.40%       61,684    14.718628          907,904      0.00%       9.67%
      2001 . . . . . . . . . . . . . . . . . . . . . . . 1.40%       25,087    13.300394          333,668      0.00%       7.32%
                                                                                           --------------

      2002 Contract owners' equity  . . . . . . . . . . . . .. . . . . . . . . . . . . .   $  215,913,995
                                                                                           ==============

      2001 Contract owners' equity  . . . . . . . . . . . . . . . . . . . . . . . . . .    $  229,663,667
                                                                                           ==============


      2000 Contract owners' equity  . . . . . . . . . . . . . . . . . . . . . . . . . .    $  136,371,856
                                                                                           ==============


  * This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

 ** This represents the dividends for the six-month period, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The six-month ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.

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                                       44

NATIONWIDE LIFE INSURANCE COMPANY
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